U. S.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Allen E. Grimes, III

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code (859) 254-7741

Date of fiscal year end: June 30, 2015

Date of reporting period: July 1, 2014 through June 30, 2015

Item 1. Report to Stockholders

June 30, 2015

ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 60 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions that typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

Management’s Discussion of Fund Performance:	Unaudited

Twelve Months Ended June 30, 2015i

The investment objective of our tax-free municipal bond funds is to provide a high level of tax-free income derived from state-specific municipal bonds without incurring undue risk to principal. The investment objective of our government bond fund is to provide a high level of taxable income derived from securities of the U.S. government and its agencies without incurring undue risk to principal. Similarly, the investment objective of the taxable municipal bond fund is to provide a high level of taxable income derived from taxable municipal securities without incurring undue risk to principal.

This report covers the 12-month period from June 30, 2014 through June 30, 2015 (the “reporting period”). During the first six months of the reporting period the economy grew at a moderate pace. Real gross domestic product (GDP) increased at a 5.0 percent annual rate during the third quarter of 2014 and then slowed during the fourth quarter of 2014 with real GDP growing at a 2.2 percent annual rate that quarter. The slowdown in economic growth was much more pronounced during the first quarter of 2015 with real GDP increasing at an anemic 0.6 percent annual rate. The downturn in growth in the first quarter appears to have been the result of a deceleration in exports, nonresidential fixed investment, and state and local government spending. Real GDP for the second quarter of 2015 increased at a 2.3 percent annual rate (advance estimate).

The national unemployment rate continued to trend down during the reporting period. The seasonally adjusted unemployment rate was 5.3 percent at the end of June. Even though the unemployment rate has declined gradually, job growth has been slow by historical standards. According to data compiled by the Nelson A. Rockefeller Institute of Government (“Rockefeller Institute”), seven and one half years after the start of the recession employment is only 2.4 percent above its prior peak, compared to 3.3 percent at this point after the 2001 recession, and more than 12 percent for each of the three prior recessions. The labor participation rate, which measures the number of people actively seeking employment, has also remained elevated by historical standards. Average hourly earnings grew at a 2.0 percent annual rate through June which is below trend.

Key measures of inflation for the most part remained subdued during the reporting period. The consumer price index (CPI) increased 0.1 percent on a year-over-year basis through June. Excluding food and energy, the core CPI increased 1.8 percent year-over-year. The Federal Reserve’s preferred inflation index, the personal consumption expenditure price index (PCE), increased 0.3 percent on a year-over-year basis through June. The core PCE increased 1.3 percent year-over year. All major inflation indices remained at or below the 2 percent target rate set by the Federal Reserve. Near-term and long-term inflation expectations have also remained stable.

Against this backdrop, the Federal Open Market Committee (FOMC) continued to maintain a highly accommodative monetary policy. The FOMC kept the federal funds target rate at 0 to  1/4 percent during the reporting period and also kept the Federal Reserve’s holdings of longer-term securities at an elevated level to help maintain accommodative financial conditions. In its most recent statement, the FOMC indicated that if the economy continues to evolve as it expects economic conditions likely would make it appropriate to raise the federal funds target rate at some point this year.

State and local governments have continued to successfully address ongoing fiscal challenges. However, the slow economic recovery has contributed to weak growth in state tax revenues. According to data compiled by the Rockefeller Institute, seven and one half years after the start of the recession inflation-adjusted state government tax revenue is only 5 percent above its pre-recession level. In the four preceding recoveries, inflation-adjusted state tax revenue by this point had grown several times as much, ranging from 15 percent to 25 percent above prerecession revenue. The sales tax has been the weakest of the major taxes which reflects the slow growth in personal consumption expenditures. Income tax revenues have remained relatively strong despite lower capital gains tax receipts.

In this environment, state budgets in most jurisdictions have shifted away from capital intensive construction and infrastructure repairs and have focused primarily on health care and benefit payments to retired public employees. State and local governments have continued to cut public employment as they have reduced spending. A surge in Medicaid enrollments in a number of states (including Kentucky) that opted to expand Medicaid under the Affordable Care Act has recently caused several states to significantly raise their Medicaid cost estimates.

Returns in the municipal bond market were positive for the 12-month period under review. The Barclays Capital Municipal Bond Index, which tracks investment grade municipal securities across all sectors and maturities, had a total return of 3.00 percent for the twelve month period ended June 30, 2015.

i

Municipal bonds turned in a strong performance during the second half of 2014. A number of factors including declining interest rates, improving credit quality, and favorable supply/demand patterns led to lower yields and higher bond prices at the end of 2014. The strong performance was driven by credit and duration. Lower-rated investment grade bonds performed better than higher-rated credits and bonds with longer maturities outperformed those with shorter maturities.

The first half of 2015 was a slightly different story with municipal bonds turning in mostly a flat performance for the first six months of this year. Improving economic indicators, expectations that the Federal Reserve would start raising short-term interest rates, a significant increase in the supply of municipal bonds, and lower demand all acted to push yields higher and prices lower. The increase in yields was more pronounced on the long end of the yield curve with yields on the shorter end of the yield curve remaining relatively stable.

The municipal bond market experienced some “headline risk” during the review period. The Detroit Chapter 9 bankruptcy filing occurred during the second half of 2014. While the outcome was mixed for Detroit bondholders, fortunately it did not lead to any significant negative spillover in the general municipal bond market. The situation in Puerto Rico continued to deteriorate during the first half of 2015 and Puerto Rico’s governor surprised the market when he announced plans to implement a policy shift and undertake a broad restructuring that includes all Commonwealth debt. Notwithstanding these credit-specific events, the default rate on investment grade municipal bonds remained at very low levels. The default rate of the S&P Municipal Bond Index, which tracks 84,000 bonds from more than 22,000 issuers, was 0.17 percent in 2014, compared with about 0.11 percent in 2013.

The Kentucky Tax-Free Income Series provided shareholders a total return of 2.60 percent for the twelve months ended June 30, 2015. The Kentucky Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.50 percent during the period under review. The shorter duration of the funds as compared to the index led to the relative underperformance of the funds during the reporting period.

Kentucky’s economy is still recovering from the national recession that ended in June 2009. For the fiscal year that ended June 30, 2015, General Fund receipts which totaled $9.9 billion were 5.3 percent higher than FY 14 tax collections. Fiscal year 2011 was the last time the General Fund grew by more than 5 percent. Final FY 15 General Fund revenues exceeded the official revenue estimate by $165.4 million. Road Fund collections for FY 15 totaled $1,526.7 million, a decrease of 2.2 percent from the previous fiscal year. Road Fund revenue for FY 15 fell short of the official estimate by $20.0 million. The state’s annual average unemployment rate declined during the reporting period and stood at 5.1 percent at the end of June. In 2014, Kentucky had a per capita personal income of $37,654 which was below the national average of $46,129.

The state’s appropriation supported debt was rated Aa3 by Moody’s and A+ by Standard & Poor’s as of June 30, 2015. Kentucky had net tax-supported debt per capita of $1,921 as of calendar year-end 2014, which was substantially above the state net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015).

The Tennessee Tax-Free Income Series provided shareholders with a total return of 2.77 percent for the twelve months ended June 30, 2015. The Tennessee Tax-Free Short-to-Medium Series had a total return of 0.99 percent for the period under review. The shorter duration of the funds as compared to the index led to the relative underperformance of the funds during the reporting period.

Tennessee’s economy gained considerable strength in 2014 and during the first half of 2015. The state has continued to diversify its strong manufacturing base by adding high-tech employers. A new manufacturing innovation hub is being established around Knoxville where a consortium of companies, universities, and the Department of Energy are expected to invest more than $250 million. Nashville’s economy is also a bright spot for the state with the tourism and entertainment sectors continuing to propel the region’s economy. Demand for automobiles manufactured in the state remains strong and exports are up on a year-over-year basis. The state’s annual average unemployment rate at the end of June was 5.7 percent. In 2014, the state had a per capita personal income of $40,654 which was below the national average of $46,129.

Tennessee relies on a combination of a state sales tax, corporate income taxes, and the Hall income tax for its revenue. Total state revenue collections through June (on an accrual basis June is the eleventh month in the 2014-2015 fiscal year) were $551.3 million more than the budgeted estimate.

Tennessee’s general obligation (G.O.) bonds were rated Aaa by Moody’s and AA+ by Standard & Poor’s as of June 30, 2015. Tennessee had net tax-supported debt per capita of $327 as of calendar year-end 2014, which was substantially below the state net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015).

The North Carolina Tax-Free Income Series provided shareholders with a total return of 3.00 percent for the twelve months ended June 30, 2015. The North Carolina Tax-Free Short-to-Medium Series provided shareholders with a total return of 0.60 percent for the period under review. The North Carolina Tax-Free Income Series performed in line with the index while the shorter duration of the North Carolina Tax-Free Short-to-Medium Series led to its underperformance versus the index.

North Carolina’s economy has rebounded strongly from the national recession. The pace of economic activity picked up significantly during the reporting period with technology related jobs, particularly in Raleigh and Charlotte, leading the way. Hiring in the construction and manufacturing sectors has been relatively robust. Aerospace is an area of growing importance with recent growth driven primarily by General Electric Aviation which operates several plants around the state and Honda Aircraft which is headquartered in Greensboro. Conditions have also improved considerably over the past few years in the textile, apparel, and furniture sectors. The state finished FY 15 with a budget surplus of approximately $400 million. The state’s average annual unemployment rate at the end of June was 5.8 percent. In 2014, North Carolina had a per capita personal income of $39,646 which was below the national average of $46,129.

North Carolina’s G.O. bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s as of June 30, 2015. North Carolina had net tax-supported debt per capita of $739 as of calendar year-end 2014, which was below the state net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015).

The Alabama Tax-Free Income Series provided shareholders with a total return of 3.64 percent for the twelve months ended June 30, 2015. The slightly longer duration of the fund as compared to the index led to the fund’s outperformance during the reporting period.

Alabama is finally beginning to see growth accelerate following years of relatively subdued recovery. Manufacturing, professional, and business services have led the recent improvement. Tuscaloosa is a bright spot for the state as it is home to the University of Alabama and a Mercedes plant that has recently undergone an expansion. An Airbus jetliner plant is being built in Mobile which will help the state’s manufacturing sector to continue to grow. The state’s average annual unemployment rate at the end of June stood at 6.1 percent. In 2014, Alabama had a per capita personal income of $37,493 which was below the national average of $46,129.

Alabama’s G.O. bonds were rated Aa1 by Moody’s and AA by Standard & Poor’s as of June 30, 2015. Alabama had net tax-supported debt per capita of $824 as of calendar year-end 2014, which was lower than the state net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015).

The Mississippi Tax-Free Income Series had a total return of 3.80 percent for the twelve month period ended June 30, 2015. The slightly longer duration of the fund as compared to the index led to its outperformance during the reporting period.

Mississippi’s economic recovery has also continued to lag behind the nation. Employment across all levels of government, the largest employer of Mississippians, has remained relatively flat. Out-migration has weighed on local industries, most notably retail, financial services and construction. The manufacturing sector has showed some signs of improvement. The shipbuilding industry continues to be negatively impacted by policies that would allow more competition for U.S. shipbuilding. The state’s average annual unemployment rate at the end of June was 6.6 percent. In 2014, Mississippi had a per capita personal income of $34,333 which was the lowest in the nation.

The state’s G.O. bonds were rated Aa2 by Moody’s and AA by Standard & Poor’s as of June 30, 2015. Mississippi has net tax-supported debt per capita of $1,747 as of calendar year-end 2014, which was higher than the state net tax-supported debt median of $1,012 (Source: Moody’s Investors Services, 2015 State Debt Medians: Total Debt Falls for First Time in Almost 30 Years, June 24, 2015).

The Intermediate Government Bond Series had a total return of 2.96 percent for the twelve months ended June 30, 2015. The Barclays Capital U.S. Intermediate Government Bond Index had a total return of 1.79 percent for the one year period ended June 30, 2015. The longer nominal maturity and duration of the Intermediate Government Bond Series led to its relative outperformance as compared to the index during the reporting period.

The Taxable Municipal Bond Series had a total return of 4.49 percent for the twelve month period ended June 30, 2015. The Barclays Capital Municipal Bond Taxable Index had a total return of 2.96 percent for the same period. The slightly longer duration of the fund compared to the index led to the out performance of the fund during the reporting period.

Please note that index information is provided for reference only. No index can perfectly match the investments that make up a fund’s portfolio. In making investment decisions for our portfolios we do not attempt to track indices. The Barclays Capital Municipal Bond index is national in scope and does not necessarily reflect the performance of state-specific municipal bond funds. Indices do not take into account any operating expenses or transaction costs. An investment cannot be made directly in an index.

i Data are from the Bureau of Economic Analysis, the U.S. Department of Labor Bureau of Labor Statistics, and various other sources management deems to be reliable. Some of the quoted data are preliminary in nature and may be subject to revision. Any opinions expressed herein are those of the funds’ portfolio management and are current as of June 30, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Past performance is not a guarantee of future performance and you may lose money investing in the funds.

The illustrations below provide each Fund’s sector allocation and Unaudited summarize key information about each Fund’s investments.

Kentucky Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.08%
Aa/AA	87.75%
A	8.01%
Not Rated	1.16%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	23.83%
Prerefunded	15.17%
Municipal Utility Revenue	12.74%
Turnpikes and Toll Roads Revenue	11.04%
Refunded	9.39%
School Improvements	6.87%
Hospital and Healthcare Revenue	6.04%
University Consolidated Education and Building Revenue	5.71%
Public Facilities Revenue	3.79%
Escrowed to Maturity	2.43%
State and Local Mortgage Revenue	1.53%
Airport Revenue	0.79%
Miscellaneous Revenue	0.23%
Other Assets Less Liabilities	0.44%

100.00%

Kentucky Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	2.04%
Aa/AA	90.94%
A	7.02%

100.00%

COMPOSITION
% of Net Assets
Miscellaneous Public Improvement	23.52%
School Improvements	19.21%
Prerefunded	13.28%
Refunded	13.04%
Turnpikes and Toll Roads Revenue	9.91%
Municipal Utility Revenue	7.75%
University Consolidated Education and Building Revenue	4.88%
Public Facilities Revenue	3.90%
State and Local Mortgage Revenue	1.75%
Hospital and Healthcare Revenue	1.31%
Escrowed to Maturity	0.22%
Other Assets Less Liabilities	1.23%

100.00%

Alabama Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	1.76%
Aa/AA	89.39%
A	6.05%
Baa/BBB	0.00%
Not Rated	2.80%

100.00%

COMPOSITION
% of Net Assets
School Improvement Revenue	22.18%
Prerefunded	18.22%
Municipal Utility Revenue	17.04%
University Consolidated Education and Building Revenue	14.46%
Public Facilities Revenue	13.04%
Miscellaneous Public Improvement	8.39%
Refunded	5.17%
State and Local Mortgage Revenue	0.47%
Industrial Revenue	0.10%
Other Assets Less Liabilities	0.93%

100.00%

Mississippi Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.24%
Aa/AA	82.49%
A	16.47%
Baa/BBB	0.65%
Not Rated	0.15%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	27.64%
Municipal Utility Revenue	15.83%
Public Facilities Revenue	15.70%
Turnpikes and Toll Roads Revenue	12.33%
Prerefunded	11.29%
School Improvement Revenue	5.54%
Miscellaneous Public Improvement	4.08%
Hospital and Healthcare Revenue	3.53%
Refunded	1.95%
Airport Revenue	0.65%
State and Local Mortgage Revenue	0.23%
Other Assets Less Liabilities	1.23%

100.00%

v

The illustrations below provide each Fund’s sector allocation and Unaudited summarize key information about each Fund’s investments.

Tennessee Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	5.39%
Aa/AA	86.10%
A	8.08%
Baa/BBB	0.18%
Not Rated	0.25%

100.00%

COMPOSITION
% of Net Assets
Municipal Utility Revenue	40.68%
Prerefunded	15.53%
Public Facilities Revenue	12.57%
Hospital and Healthcare Revenue	8.71%
University Consolidated Education and Building Revenue	6.94%
Refunded	5.90%
State and Local Mortgage Revenue	3.32%
Miscellaneous Public Improvement	2.08%
School Improvement Revenue	2.05%
Industrial Revenue	0.87%
Escrowed to Maturity	0.11%
Other Assets Less Liabilities	1.24%

100.00%

Tennessee Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.35%
Aa/AA	72.83%
A	20.37%
Not Rated	3.45%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	17.89%
Municipal Utility Revenue	16.12%
Refunded	13.11%
Prerefunded	12.31%
Public Facilities Revenue	11.52%
School Improvement Revenue	10.51%
Hospital and Healthcare Revenue	6.58%
University Consolidated Education and Building Revenue	6.11%
State and Local Mortgage Revenue	4.54%
Escrowed to Maturity	0.24%
Other Assets Less Liabilities	1.07%

100.00%

North Carolina Tax-Free Income Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	3.04%
Aa/AA	79.51%
A	15.45%
Baa/BBB	0.92%
Not Rated	1.08%

100.00%

COMPOSITION
% of Net Assets
University Consolidated Education and Building Revenue	18.98%
Municipal Utility Revenue	17.43%
Prefunded	16.60%
Hospital and Healthcare	13.22%
Refunded	9.26%
Public Facilities Revenue	6.92%
Miscellaneous Public Improvement	4.95%
Airport Revenue	3.81%
School Improvement Revenue	3.73%
Turnpikes and Toll Roads Revenue	1.90%
Lease Revenue	1.39%
Miscellaneous Revenue	0.46%
Other Assets Less Liabilities	1.35%

100.00%

North Carolina Tax-Free Short-to-Medium Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.62%
Aa/AA	86.98%
A	12.20%
Not Rated	0.20%

100.00%

COMPOSITION
% of Net Assets
Prefunded	21.46%
Municipal Utility Revenue	21.24%
Refunded	15.52%
Public Facilities Revenue	11.57%
School Improvement Revenue	8.37%
Hospital and Healthcare Revenue	5.55%
Miscellaneous Public Improvement	5.26%
University Consolidated Education and Building Revenue	4.86%
Airport Revenue	2.32%
Turnpikes and Toll Roads Revenue	1.43%
Lease Revenue	1.10%
State and Local Mortgage Revenue	0.46%
Escrowed to Maturity	0.20%
Other Assets Less Liabilities	0.66%

100.00%

Unaudited The illustrations below provide each Fund’s sector allocation and summarize key information about each Fund’s investments.

Intermediate Government Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	100.00%

COMPOSITION
% of Net Assets
Federal Farm Credit	55.16%
Federal Home Loan Bank	34.90%
Federal National Mortgage Association	6.72%
Other Assets Less Liabilities	3.22%

100.00%

Taxable Municipal Bond Series
CREDIT QUALITY (reflects highest credit rating)*	% of Net Assets at Fair Value
Aaa/AAA	0.38%
Aa/AA	82.91%
A	16.71%

100.00%

COMPOSITION
% of Net Assets
Public Facilities Revenue	32.92%
Municipal Utility Revenue	27.05%
School Improvement Revenue	14.17%
Miscellaneous Public Improvement	10.89%
Turnpikes and Toll Roads Revenue	5.21%
Hospital and Healthcare Revenue	2.48%
Marina and Port Authority Revenue	2.21%
University Consolidated Education and Building Revenue	1.12%
Other Assets Less Liabilities	3.95%

100.00%

*	Bond ratings reflect the highest credit quality rating assigned to a specific bond by a Nationally Recognized Statistical Rating Organization (NRSRO) as of June 30, 2015.

PERFORMANCE COMPARISON (Unaudited)

The following graphs compare the change in value of a $10,000 investment in each series of Dupree Mutual Funds with the change in value of a $10,000 investment in a comparable index. The comparisons are made over 10 years or since the inception of the series, if shorter than ten years. Results are for the fiscal years ended June 30.

Notes on Graphs:

Results reflect reinvestment of all dividend and capital gain distributions. No index can perfectly match the investments that make up a fund’s portfolio. For each series, we have selected an index that we believe gives the most accurate picture of how the series performed during the reporting period. The investor should understand that an index is a mathematical hypothesis and does not reflect a real market situation. For example, the portfolio of each index is replaced with an entirely different portfolio each year without reflecting operating expenses or transaction costs, an impossibility in reality. On the other hand, the fund’s performance reflects not only these factors but management costs as well. Past performance is not indicative of future results.

The performance tables and the graphs above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Please note that all legacy Lehman Brothers benchmark indices were rebranded as Barclays Capital (“BarCap”) indices in November 2008.

x

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.18% of Net Assets
Alabaster AL Board of Education Special Tax Warrants	5.000%	09/01/2039	A1/AA*	$250,000	$274,045
Etowah County AL Board of Education Capital Outlay Warrants	5.000	09/01/2037	A+*	200,000	218,072
Jasper AL Warrants	5.000	03/01/2032	A2/AA*	450,000	496,890
Limestone County AL Board of Education	5.000	07/01/2033	AA*	255,000	282,864
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA*	100,000	110,343
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA*	285,000	314,492
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA*	505,000	554,525
Mobile AL Public Education Building Authority	5.000	03/01/2033	A3/AA*/AA-@	200,000	215,408
Montgomery County AL Board of Education Capital Outlay School Warrants	5.000	09/01/2039	AA*	150,000	163,644
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	185,715
Morgan County AL Board of Education Capital Outlay Warrants	5.000	03/01/2035	AA-*	1,050,000	1,152,880
Opelika AL Warrants	5.000	11/01/2031	Aa2/AA*	150,000	170,525
Phenix City AL School Warrants	5.000	08/01/2024	AA-*	80,000	84,853
Shelby County AL Board of Education Capital Outlay Warrants	5.000	02/01/2031	Aa2/A*	615,000	674,495
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	307,584
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	NR	100,000	102,395
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	NR	95,000	98,224
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	A2/AA*	225,000	253,136

					5,660,090
PREREFUNDED BONDS
18.22% of Net Assets
AL State Public School & College Authority Capital Improvement	5.000	12/01/2025	Aa1/AA*	640,000	702,330
AL State Public School & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	142,704
AL State Public School & College Authority Capital Improvement	5.000	12/01/2024	Aa1/AA*	100,000	109,739
Albertville AL Warrants	5.000	02/01/2035	AA*	110,000	124,670
Auburn University AL General Fee Revenue	5.000	06/01/2027	Aa2/AA*	300,000	324,312
Auburn University AL General Fee Revenue	5.000	06/01/2032	Aa2/AA*	45,000	46,872
Auburn University AL General Fee Revenue	5.000	06/01/2033	Aa2/AA*	420,000	453,701
Auburn University AL General Fee Revenue	5.000	06/01/2038	Aa2/AA*	600,000	648,144
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	54,368
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA-*	130,000	139,720
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA-*	65,000	69,860
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2/AA-*	105,000	108,218
Montgomery County AL Public Building Authority	5.000	03/01/2031	Aa2	70,000	72,174
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	NR	330,000	379,794
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA*	375,000	423,180
Oxford AL Warrants	5.000	10/01/2036	Aa2	50,000	51,075
Phenix City AL School Warrants	5.000	02/01/2017	NR	120,000	128,124
University of AL General Revenue	5.000	07/01/2028	Aa2/AA-*	325,000	339,879
West Morgan — East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	A2/AA*	300,000	330,369

					4,649,233
MUNICIPAL UTILITY REVENUE BONDS
17.04% of Net Assets
Bessemer AL Governmental Utility Services Water Supply	4.750	06/01/2033	A2	100,000	105,404
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2026	Aa2/AA*	80,000	91,282
Birmingham AL Waterworks Board Water Revenue	4.750	01/01/2036	Aa2/AA*	215,000	227,573
Birmingham AL Waterworks Board Water Revenue	5.000	01/01/2038	Aa2/AA*	550,000	602,883
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	A3/AA*/A-@	150,000	163,607
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	A1/AA*	400,000	423,828
Cullman County AL Water Revenue	5.000	05/01/2021	A3/AA-*	125,000	125,276
Fort Payne AL Waterworks Board Water Revenue	4.750	07/01/2034	AA-*	100,000	109,719
Huntsville AL Water Systems Revenue Bonds	5.000	11/01/2033	Aa1/AAA*	300,000	326,073
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	508,904
Limestone County AL Water & Sewer Authority	5.000	12/01/2029	A+*	50,000	51,145
Limestone County AL Water & Sewer Authority	5.000	12/01/2033	A+*	300,000	332,412

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Limestone County AL Water & Sewer Authority	5.000%	12/01/2034	A+*	$250,000	$287,153
Muscle Shoals AL Utilities Board Water & Sewer	5.750	12/01/2033	AA-*	100,000	112,970
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA*	250,000	276,433
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	78,410
Phenix City AL Water and Sewer Revenue	5.000	08/15/2034	A3/AA*/AA-@	90,000	97,880
Tallassee AL Water Gas and Sewer Warrants	5.125	05/01/2036	A2/AA*	75,000	81,593
West Morgan East Lawrence AL Water & Sewer Revenue	4.850	08/15/2035	AA*	250,000	265,940
West Morgan East Lawrence AL Water and Sewer Revenue	4.750	08/15/2030	AA*	75,000	79,796

					4,348,281
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
14.46% of Net Assets
AL State Private Colleges & Universities Tuskegee University	4.750	09/01/2026	AA*	500,000	504,705
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	55,071
Auburn University AL General Fee Revenue	5.000	06/01/2036	Aa2/AA-*	150,000	165,131
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA*	450,000	493,434
Troy University AL Facilities Revenue	5.000	11/01/2028	A1/AA*	250,000	282,300
Tuscaloosa AL Public Education Building Authority Student Housing	6.375	07/01/2028	AA*	250,000	282,973
Tuscaloosa AL Public Education Building Authority Student Housing	6.750	07/01/2033	AA*	495,000	563,973
University of AL Birmingham	5.000	10/01/2037	Aa2/AA-*	225,000	249,849
University of Alabama General Revenue	5.000	07/01/2034	Aa2/AA-*	250,000	273,360
University of South AL University Revenues Facilities Capital	4.750	08/01/2033	Aa1/AA+*	100,000	107,753
University of South AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	599,995
University of South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	110,506

					3,689,050
PUBLIC FACILITIES REVENUE BONDS
13.04% of Net Assets
Anniston AL Public Building Authority	5.000	03/01/2032	A2/AA*	400,000	434,020
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	56,738
Anniston AL Public Building Authority Revenue	5.500	05/01/2033	AA-*	200,000	228,930
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	250,000	278,225
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	245,000	260,521
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	110,000	116,201
Lowndes County AL Warrants	5.250	02/01/2037	A2/AA*	250,000	275,750
Montgomery AL Warrants	5.000	02/01/2030	A1/AA*	300,000	335,196
Trussville AL Warrants	5.000	10/01/2039	Aa2/AA+*	1,220,000	1,340,036

					3,325,617
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
8.39% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA-*	125,000	140,353
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA+*	250,000	258,208
Jasper AL Warrants	5.000	03/01/2031	A2/AA*	250,000	277,625
Madison AL Warrants	5.000	04/01/2035	Aa2/AA+*	350,000	392,123
Mobile AL Refunding Warrants	5.000	02/15/2027	Aa2/A+*	335,000	375,331
Tuscaloosa AL Warrants	5.000	10/15/2034	Aa1/AA+*	175,000	192,551
Tuscaloosa AL Warrants	5.125	01/01/2039	Aa1/AA+*	150,000	165,513
Tuscaloosa AL Warrants	5.000	07/01/2034	Aa1/AA+*	300,000	337,950

					2,139,654
REFUNDING BONDS
5.17% of Net Assets
Enterprise AL Warrants	4.500	11/01/2032	Aa3/AA-*	115,000	120,858
Northport AL Warrants	5.000	08/01/2040	AA-*	735,000	800,444
Tuscaloosa AL Warrants	5.000	01/01/2032	Aa1/AA+*	350,000	396,855

					1,318,157
STATE AND LOCAL MORTGAGE/HOUSING BONDS
.47% of Net Assets
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	115,000	119,318

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
INDUSTRIAL REVENUE/POLLUTION CONTROL BONDS
.10% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	6.200%	11/01/2020	A*	$25,000	$25,006

Total Investments 99.07% of Net Assets (cost $24,124,100) (See (a) below for further explanation)					$25,274,406

Other assets in excess of liabilities 0.93%					236,171

Net Assets 100%					$25,510,577

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $24,123,968 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,206,661
Unrealized depreciation	(56,223)

Net unrealized appreciation	$1,150,438

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,274,406
Level 3	Significant Unobservable Inputs	—

$25,274,406

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $24,124,100)		$25,274,406
Cash		37,045
Interest receivable		342,934

Total assets		25,654,385
LIABILITIES:
Payable for:
Distributions to shareholders	105,643
Fund shares redeemed	11,781
Investment advisory fee	9,054
Transfer agent fee	3,687
Trustee fees	521
Accrued expenses	13,122

Total liabilities		143,808

NET ASSETS:
Capital		24,403,561
Accumulated net investment income		132
Accumulated net realized loss on investment transactions		(43,422)
Net unrealized appreciation in value of investments		1,150,306

Net assets at value		$25,510,577

NET ASSET VALUE, offering price and redemption price per share (2,063,296 shares outstanding; unlimited number of shares authorized; no par value)		$12.36

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$1,005,889

Expenses:
Investment advisory fee	126,790
Transfer agent fee	36,430
Custodian expense	9,517
Professional fees	7,501
Trustees fees	2,521
Other expenses	16,496

Total expenses	199,255
Fees waived by Adviser	(19,345)
Custodian expense reduction	(16)

Net expenses	179,894

Net investment income	825,995

Realized and unrealized gain on investments:
Net realized gain	60,994
Net change in unrealized appreciation/depreciation	16,768

Net realized and unrealized gain on investments	77,762

Net increase in net assets resulting from operations	$903,757

The accompanying notes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$825,995	$776,635
Net realized gain/(loss) on investments	60,994	(104,413)
Net change in unrealized appreciation/depreciation	16,768	478,821

Net increase in net assets resulting from operations	903,757	1,151,043
Distributions from net investment income	(825,972)	(776,616)
Distributions from capital gains	—	(29,276)
Net Fund share transactions (Note 4)	2,074,414	(1,286,648)

Total increase/(decrease)	2,152,199	(941,497)
Net assets:
Beginning of year	23,358,378	24,299,875

End of year	$25,510,577	$23,358,378

Accumulated Net Investment Income	$132	$109

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$12.32	$12.10	$12.41	$11.72	$11.77

Income from investment operations:
Net investment income	0.41	0.42	0.43	0.44	0.45
Net gains/(losses) on securities	0.04	0.23	(0.30)	0.70	(0.05)

Total from investment operations	0.45	0.65	0.13	1.14	0.40
Less distributions:
Distributions from net investment income	(0.41)	(0.42)	(0.43)	(0.44)	(0.45)
Distributions from capital gains	—	(0.01)	(0.01)	(0.01)	—

Total distributions	(0.41)	(0.43)	(0.44)	(0.45)	(0.45)

Net asset value, end of year	$12.36	$12.32	$12.10	$12.41	$11.72

Total return	3.64%	5.56%	0.94%	9.81%	3.45%
Net assets, end of year (in thousands)	$25,511	$23,358	$24,300	$22,911	$21,235
Ratio of net expenses to average net assets (a)	0.71%	0.72%	0.70%	0.68%	0.60%
Ratio of gross expenses to average net assets	0.79%	0.81%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	3.26%	3.48%	3.40%	3.59%	3.83%
Portfolio turnover	9.65%	10.48%	6.46%	7.80%	4.70%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.83% of Net Assets
KY Association of Counties	5.000%	02/01/2030	AA-*	$625,000	$698,225
KY Association of Counties	5.000	02/01/2032	AA-*	1,000,000	1,114,640
KY Association of Counties	5.000	02/01/2035	AA-*	995,000	1,107,057
KY Bond Corporation Finance Program	5.500	02/01/2031	AA-*	1,115,000	1,293,400
KY State Property & Building #100	5.000	08/01/2026	Aa3/A+*/A+@	2,000,000	2,305,020
KY State Property & Building #100	5.000	08/01/2027	Aa3/A+*/A+@	1,710,000	1,963,456
KY State Property & Building #100	5.000	08/01/2028	Aa3/A+*/A+@	4,000,000	4,588,000
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/A+@	2,500,000	2,859,875
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/A+@	9,980,000	11,398,443
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/A+@	5,100,000	5,812,470
KY State Property & Building #105	4.750	04/01/2031	A1/A+*/A@	2,110,000	2,287,620
KY State Property & Building #105	4.750	04/01/2032	A1/A+*/A@	2,205,000	2,382,855
KY State Property & Building #105	4.750	04/01/2033	A1/A+*/A@	2,310,000	2,494,685
KY State Property & Building #106	5.000	10/01/2029	Aa3/A+*/A+@	4,130,000	4,665,248
KY State Property & Building #106	5.000	10/01/2030	Aa3/A+*/A+@	7,165,000	8,060,410
KY State Property & Building #106	5.000	10/01/2031	Aa3/A+*/A+@	4,910,000	5,508,480
KY State Property & Building #106	5.000	10/01/2032	Aa3/A+*/A+@	6,275,000	7,020,658
KY State Property & Building #106	5.000	10/01/2033	Aa3/A+*/A+@	4,870,000	5,433,800
KY State Property & Building #108	5.000	08/01/2026	Aa3/A+*/A+@	955,000	1,115,622
KY State Property & Building #108	5.000	08/01/2028	Aa3/A+*/A+@	2,670,000	3,061,582
KY State Property & Building #108	5.000	08/01/2030	Aa3/A+*/A+@	5,000,000	5,664,400
KY State Property & Building #108	5.000	08/01/2031	Aa3/A+*/A+@	6,290,000	7,102,920
KY State Property & Building #108	5.000	08/01/2032	Aa3/A+*/A+@	5,320,000	5,978,669
KY State Property & Building #108	5.000	08/01/2033	Aa3/A+*/A+@	5,270,000	5,903,454
KY State Property & Building #108	5.000	08/01/2034	Aa3/A+*/A+@	4,900,000	5,471,389
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/A+@	1,400,000	1,666,182
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	5,000,000	5,449,050
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	35,000	37,372
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	30,000	31,997
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	95,000	101,275
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	270,000	287,693
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	170,000	181,140
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	165,000	175,415
KY State Property & Building #88	4.750	11/01/2027	Aa3/AA-*/A+@	5,800,000	6,222,704
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA*/A+@	5,000,000	5,553,450
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA*/A+@	13,390,000	14,812,286
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA*/A+@	4,900,000	5,393,675
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/A+@	1,200,000	1,352,412
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/A+@	24,805,000	27,943,577
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A@	210,000	233,312
KY State Property & Building #93	5.250	02/01/2025	Aa3/AA*/A+@	7,250,000	8,109,415
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA*/A+@	500,000	544,965
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA*/A+@	10,500,000	11,717,475
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA*/A+@	500,000	551,285
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA*/A+@	22,640,000	25,215,300
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/A+@	5,000,000	5,556,150
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/A+@	2,505,000	2,879,748
Lexington Fayette Urban County Government	5.000	01/01/2028	Aa2/AA*	820,000	959,162
Lexington Fayette Urban County Government	5.000	01/01/2029	Aa2/AA*	345,000	401,373
Lexington Fayette Urban County Government	5.000	01/01/2033	Aa2/AA*	1,685,000	1,928,870
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	B*	3,000,000	3,192,690

					235,790,351
PREREFUNDED BONDS
15.17% of Net Assets
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,022,512
Hardin County School DistrictFinance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,344,350

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Jefferson County KY School District Finance Corporation	4.500%	07/01/2023	Aa2/AA*	$2,500,000	$2,600,925
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA*	7,545,000	7,856,684
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA*	5,025,000	5,251,427
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA*	3,770,000	3,989,678
Jefferson County KY School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,224,070
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,544,133
KY Asset Liability CommissionUniversity of KY Project Note	5.000	10/01/2023	Aa2/AA*	8,075,000	8,169,962
KY Asset Liability CommissionUniversity of KY Project Note	5.000	10/01/2024	Aa2/AA*	7,405,000	7,492,083
KY Asset Liability CommissionUniversity of KY Project Note	5.000	10/01/2024	Aa2/AA*	5,445,000	5,957,048
KY Asset Liability CommissionUniversity of KY Project Note	5.000	10/01/2025	Aa2/AA*	3,700,000	3,743,512
KY Asset Liability CommissionUniversity of KY Project Note	5.000	10/01/2026	Aa2/AA*	6,090,000	6,659,841
KY State Property & Building #85	5.000	08/01/2020	Aa3/AA*	5,760,000	5,782,867
KY State Property & Building #85	5.000	08/01/2022	Aa3/AA*	5,200,000	5,220,644
KY State Property & Building #85	5.000	08/01/2024	Aa3/AA*	8,300,000	8,332,951
KY State Property & Building #85	5.000	08/01/2025	Aa3/AA*	2,500,000	2,509,925
KY State Property & Building #87	5.000	03/01/2019	Aa3/AA-*	2,965,000	3,177,235
KY State Property & Building #87	5.000	03/01/2022	Aa3/AA-*	1,635,000	1,752,033
KY State Property & Building #87	5.000	03/01/2023	Aa3/AA-*	5,080,000	5,443,626
KY State Property & Building #87	5.000	03/01/2025	Aa3/AA-*	14,565,000	15,607,563
KY State Property & Building #87	5.000	03/01/2026	Aa3/AA-*	8,060,000	8,636,935
KY State Property & Building #87	5.000	03/01/2027	Aa3/AA-*	10,125,000	10,849,748
KY State Property & Building #88	5.000	11/01/2024	Aa3/AA-*/A+@	1,355,000	1,488,427
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2022	Aa2/AA*/A+@	1,625,000	1,625,211
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA*/A+@	575,000	575,075
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,294,081
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,076,280
Louisville & Jefferson County Metropolitan Health — St. Marys	6.125	02/01/2037	NR	1,300,000	1,471,444
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,119,740
Louisville & Jefferson County Waterworks	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,335,310

					150,155,320
MUNICIPAL UTILITY REVENUE BONDS
12.74% of Net Assets
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,580,373
Campbell and Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	11,220,000	11,932,694
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,492,759
Campbell and Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,717,778
Frankfort KY Electric & Water	4.750	12/01/2034	AA*	695,000	779,589
Frankfort KY Electric & Water	4.750	12/01/2035	AA*	725,000	810,746
Frankfort KY Electric & Water	4.750	12/01/2036	AA*	760,000	844,672
Frankfort KY Electric & Water	4.750	12/01/2037	AA*	800,000	889,128
Frankfort KY Electric & Water	4.750	12/01/2038	AA*	835,000	923,769
Kentucky Rural Water Financing Corporation	4.500	02/01/2023	A+*	1,085,000	1,229,273
Kentucky Rural Water Financing Corporation	4.500	02/01/2024	A+*	880,000	986,058
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2027	Aaa/AAA*/AAA@	2,500,000	2,850,600
KY Infrastructure Authority Wastewater and Drinking Water	5.000	02/01/2028	Aaa/AAA*/AAA@	2,000,000	2,278,580
KY Rural Water Financial Corporation Public Project Revenue	5.125	02/01/2035	A+*	525,000	569,877
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	A+*	295,000	295,679
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2034	Aa3/AA*	2,230,000	2,475,545
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2035	Aa3/AA*	2,245,000	2,484,586
Louisville & Jefferson County Metropolitan Sewer	4.750	05/15/2036	Aa3/AA*	2,795,000	3,083,835
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2025	Aa3/AA*/AA-@	3,270,000	3,397,399
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2026	Aa3/AA*/AA-@	3,230,000	3,353,515
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2031	Aa3/AA*/AA-@	2,465,000	2,780,767
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2032	Aa3/AA*/AA-@	4,590,000	4,744,178
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA*/AA-@	2,000,000	2,066,460
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA*	2,865,000	3,282,803
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA*	2,500,000	2,857,725
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2024	Aa3/AA*	7,000,000	7,645,050

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Louisville & Jefferson County Metropolitan Sewer	5.000%	05/15/2025	Aa3/AA*	$5,185,000	$5,701,374
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA*/AA-@	27,730,000	31,233,686
Northern KY Water District	5.000	02/01/2026	Aa3	1,000,000	1,140,490
Northern Ky Water District	5.000	02/01/2027	Aa3	4,315,000	4,904,472
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,149,835
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,138,120
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,818,962
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	4,010,137
Owensboro Water Revenue	5.000	09/15/2025	A1	545,000	601,811

					126,052,325
TURNPIKES/TOLLROAD/HIGHWAY BONDS
11.04% of Net Assets
KY Asset Liability Commission Federal Highway Trust	5.000	09/01/2022	A2/AA*/A+@	3,500,000	4,003,895
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2019	A2/AA*/A+@	1,765,000	2,031,515
KY Asset Liability Commission Federal Highway Trust	5.250	09/01/2025	A2/AA*/A+@	3,400,000	4,039,914
KY Asset Liability Project	5.000	09/01/2021	A2/AA*/A+@	1,570,000	1,806,018
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA*/A+@	1,500,000	1,763,760
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,225,000	3,556,208
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2/AA*/A+@	3,775,000	4,398,668
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,720,000	4,927,302
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2026	Aa2/AA*/A+@	4,440,000	5,017,511
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	9,530,000	10,485,097
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2027	Aa2/AA*/A+@	3,080,000	3,478,090
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	4,930,000	5,659,246
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2028	Aa2/AA*/A+@	2,460,000	2,700,465
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	10,035,000	11,278,036
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	5,165,000	5,923,997
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2029	Aa2/AA*/A+@	7,235,000	8,255,642
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,465,000	1,666,672
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2030	Aa2/AA*/A+@	1,845,000	2,113,909
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2031	Aa2/AA*/A+@	9,350,000	10,586,257
KY State Turnpike Economic Development Road Revenue**	5.000	07/01/2032	Aa2/AA*/A+@	8,755,000	9,888,948
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2033	Aa2/AA*/A+@	5,000,000	5,657,400

					109,238,550
REFUNDING BONDS
9.39% of Net Assets
KY State Property & Building #80	5.250	05/01/2018	Aa3/AA-*/A+@	2,940,000	3,280,599
KY State Property & Building #80	5.250	05/01/2020	Aa3/AA-*/A+@	1,000,000	1,161,600
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/A+@	17,750,000	19,840,773
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/A+@	24,220,000	28,296,710
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	10,000,000	11,390,600
KY State Property & Building #84	5.000	08/01/2021	Aa3/AA-*/A+@	310,000	359,950
KY State Property & Building #84	5.000	08/01/2022	Aa3/AA-*/A+@	18,000,000	21,058,200
KY State Property & Building #102	5.000	05/01/2024	Aa3/A+*/A+@	405,000	470,995
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	2,085,000	2,424,438
KY State Property & Building #104	5.000	11/01/2022	A1/A+*/A@	1,290,000	1,504,901
KY State Property & Building #108	5.000	08/01/2025	Aa3/A+*/A+@	2,690,000	3,183,454

					92,972,220
SCHOOL IMPROVEMENT BONDS
6.87% of Net Assets
Fayette County School District Finance Corporation	5.000	06/01/2031	A1/A+*	3,705,000	4,108,326
Fayette County School District Finance Corporation	5.000	10/01/2028	A1/A+*	2,875,000	3,263,211
Fayette County School District Finance Corporation	5.000	10/01/2029	A1/A+*	3,660,000	4,125,845
Fayette County School District Finance Corporation	5.000	10/01/2032	A1/A+*	3,615,000	4,022,483
Fayette County School District Finance Corporation	5.000	10/01/2033	A1/A+*	4,385,000	4,856,037
Fayette County School District Finance Corporation	4.750	11/01/2031	Aa3/A+*	1,730,000	1,934,503
Fayette County School District Finance Corporation^	5.000	08/01/2034	Aa3/A+*	8,500,000	9,483,535
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,775,953

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Hardin County School District Finance Corporation	5.000%	05/01/2030	Aa3	$450,000	$504,747
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	528,261
Jefferson County School District Finance Corporation	5.000	05/01/2033	Aa2/AA-*	5,145,000	5,856,914
Jefferson County School District Finance Corporation	5.000	05/01/2034	Aa2/AA-*	5,405,000	6,130,621
Jefferson County School District Finance Corporation	5.000	04/01/2030	Aa2/AA-*	975,000	1,118,345
Jefferson County School District Finance Corporation	5.000	04/01/2031	Aa2/AA-*	1,025,000	1,171,083
Jefferson County School District Finance Corporation	4.750	04/01/2034	Aa2/AA-*	1,165,000	1,291,496
Jefferson County School District Finance Corporation	4.750	04/01/2035	Aa2/AA-*	1,220,000	1,348,210
Jefferson County School District Finance Corporation	5.000	05/01/2032	Aa2/AA-*	4,230,000	4,811,837
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,582,808
Scott County School District Finance Corporation	4.500	01/01/2025	Aa3	4,890,000	5,575,040
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	541,715

					68,030,970
HOSPITAL AND HEALTHCARE BONDS
6.04% of Net Assets
KY Development Finance Authority — Baptist Healthcare	5.625	08/15/2027	A2/A+@	4,855,000	5,346,666
KY Development Finance Authority — Baptist Healthcare	5.375	08/15/2024	A2/A+@	1,205,000	1,322,584
KY Development Finance Authority — Catholic Health	5.000	05/01/2029	A2/A*/A+@	2,410,000	2,606,054
KY Development Finance Authority — St. Elizabeth	5.500	05/01/2039	AA*/AA@	1,000,000	1,117,210
KY Development Finance Authority — St. Elizabeth	5.125	05/01/2029	AA*/AA@	2,750,000	3,031,463
KY Development Finance Authority — St. Elizabeth	5.375	05/01/2034	AA*/AA@	2,560,000	2,845,389
Lexington Fayette Urban County Government	5.250	06/01/2032	Aa3/A+*/A+@	1,500,000	1,678,395
Lexington Fayette Urban County Government Healthcare	5.250	06/01/2028	Aa3/A+*/A+@	1,000,000	1,128,690
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/A+@	5,000,000	5,481,700
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2030	A2/A*/A+@	2,000,000	2,166,280
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2035	A2/A*/A+@	14,785,000	15,799,547
Louisville & Jefferson County Catholic Health Initiatives	5.000	12/01/2031	A2/A*/A+@	2,750,000	2,968,158
Louisville & Jefferson County Metropolitan Health — Norton Health	5.000	10/01/2030	A-*/A-@	2,000,000	2,063,220
Louisville & Jefferson County Metropolitan Health — Norton Health	5.250	10/01/2036	A-*/A-@	3,460,000	3,560,029
Louisville & Jefferson County Metropolitan Health — Norton Health	5.500	10/01/2033	A-*/A-@	2,000,000	2,252,380
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	530,000	547,686
Pike County KY Mortgage Revenue-Phelps Regional Health	5.650	09/20/2027	NR	2,155,000	2,157,909
Warren County Hospital	5.000	04/01/2028	A*	3,325,000	3,694,308

					59,767,668
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
SCHOOL IMPROVEMENT BONDS
5.71% of Net Assets
Boyle County KY College Improvement — Centre College — A	4.750	06/01/2032	A3/AA*	5,330,000	5,632,531
Eastern KY University	5.000	04/01/2033	Aa3	910,000	1,029,146
Louisville & Jefferson County University of Louisville	4.750	03/01/2028	Aa3/AA-*	3,250,000	3,502,233
Louisville & Jefferson County University of Louisville	5.000	06/01/2025	NR	2,030,000	2,034,101
Morehead State University	5.000	04/01/2028	Aa3	1,780,000	2,088,883
Morehead State University	5.000	04/01/2029	Aa3	870,000	1,010,549
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,502,717
University of Kentucky General Receipts	5.000	04/01/2037	Aa2/AA*	7,180,000	8,083,531
University of Kentucky General Receipts	5.000	04/01/2038	Aa2/AA*	7,395,000	8,289,795
University of Kentucky General Receipts	5.000	04/01/2030	Aa2/AA*	5,490,000	6,392,007
University of Kentucky General Receipts	5.000	04/01/2036	Aa2/AA*	4,820,000	5,442,166
University of Louisville	5.000	09/01/2030	Aa3/AA-*	440,000	496,074
University of Louisville	5.000	09/01/2031	Aa3/AA-*	2,580,000	2,927,603
University of Louisville General Receipts	5.000	09/01/2029	Aa3/AA-*	2,280,000	2,577,472
Western KY University	4.750	09/01/2033	Aa3/A+*	2,505,000	2,780,174
Western KY University	5.000	05/01/2032	Aa3/A+*	1,500,000	1,675,275

					56,464,257
PUBLIC FACILITIES REVENUE BONDS
3.79% of Net Assets
Bracken County Public Properties	5.000	08/01/2030	Aa3	1,110,000	1,252,380
Bracken County Public Properties	5.000	08/01/2029	Aa3	840,000	948,242

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Franklin County Public Properties Justice Center	5.000%	04/01/2029	Aa3	$2,630,000	$2,945,732
KY State Certificates of Participation	5.000	06/15/2038	Aa3	5,935,000	6,562,270
KY State Certificates of Participation	5.000	06/15/2034	Aa3	1,640,000	1,833,602
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,222,203
Louisville & Jefferson County Metropolitan Parking	5.000	12/01/2022	Aa2/AA*	625,000	713,875
Owensboro Public Property	4.500	04/01/2034	A1	1,165,000	1,232,640
River City Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	1,160,000	1,284,016
River City Inc. Parking Authority	4.750	06/01/2031	Aa2/AA*	1,270,000	1,397,381
River City Inc. Parking Authority	4.750	06/01/2029	Aa2/AA*	980,000	1,084,772
River City Inc. Parking Authority	5.000	06/01/2032	Aa2/AA*	1,130,000	1,264,560
River City, Inc. Parking Authority	4.750	06/01/2027	Aa2/AA*	750,000	847,530
River City, Inc. Parking Authority	4.750	06/01/2028	Aa2/AA*	940,000	1,052,358
River City, Inc. Parking Authority	4.750	06/01/2030	Aa2/AA*	1,025,000	1,131,569
River City, Inc. Parking Authority	5.000	06/01/2033	Aa2/AA*	1,395,000	1,559,052
River City, Inc. Parking Authority	5.000	06/01/2031	Aa2/AA*	1,080,000	1,212,613
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,193,936
Warren County Downtown Economic Development Authority	5.000	06/01/2038	AA-*	2,345,000	2,589,560
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,204,195

					37,532,486
ESCROWED TO MATURITY BONDS
2.43% of Net Assets
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2017	AA-*	3,455,000	3,555,748
Jefferson County KY Health Facilities — Alliant Health	5.125	10/01/2018	AA-*	19,590,000	20,449,217

					24,004,965
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.53% of Net Assets
Greater KY Housing Assistance Corporation — Chenowith Woods	6.100	01/01/2024	A3/AA-*	345,000	345,235
KY Economic Development Finance Authority — Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,974,704
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,284,987
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	1,745,000	1,787,089
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	185,000	188,064
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,400,000	1,440,670
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	2,990,000	3,111,962
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	3,825,000	3,998,234
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	973,214

					15,104,159
AIRPORT BONDS
.79% of Net Assets
Lexington Fayette Urban County Airport Board	5.000	07/01/2030	Aa2/AA*	1,250,000	1,386,850
Lexington Fayette Urban County Airport Board	5.000	07/01/2032	Aa2/AA*	1,430,000	1,576,189
Lexington Fayette Urban County Airport Board	5.000	07/01/2033	Aa2/AA*	1,520,000	1,673,398
Lexington Fayette Urban County Airport Board	5.000	07/01/2038	Aa2/AA*	1,720,000	1,874,542
Lexington Fayette Urban County Airport Board	5.000	07/01/2028	Aa2/AA*	1,170,000	1,330,255

					7,841,234
MISCELLANEOUS REVENUE BONDS
.23% of Net Assets
KY State Property & Building #106	5.000	10/01/2028	Aa3/A+*/A+@	2,030,000	2,305,694

Total Investments 99.56% of Net Assets (cost $937,014,162) (See (a) below for further explanation)					$985,260,199

Other assets in excess of liabilities .44%					4,369,770

Net Assets 100%					$989,629,969

*	Standard and Poor’s Corporation
**	Security is segregated — see footnote 1(D)
^	When-issued security or extended settlement — see footnote 1(D)
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

(a)	Cost for federal income tax purposes is $936,967,618 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$51,591,081
Unrealized depreciation	(3,298,500)

Net unrealized appreciation	$48,292,581

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	985,260,199
Level 3	Significant Unobservable Inputs	—

$985,260,199

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $937,014,162)		$985,260,199
Cash		5,221,643
Receivable for fund shares sold		25,411
Interest receivable		13,165,620

Total assets		1,003,672,873
LIABILITIES:
Payable for:
Investments purchased	9,457,695
Distributions to shareholders	3,237,741
Fund shares redeemed	520,589
Investment advisory fee	304,610
Transfer agent fee	97,632
Trustees fees	55,535
Accrued expenses	369,102

Total liabilities		14,042,904

NET ASSETS:
Capital		941,144,140
Accumulated net investment income		46,544
Accumulated net realized gain on investment transactions		193,248
Net unrealized appreciation in value of investments		48,246,037

Net assets at value		$989,629,969

NET ASSET VALUE, offering price and redemption price per share (126,415,694 shares outstanding; unlimited number of shares authorized; no par value)		$7.83

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$37,907,016

Expenses:
Investment advisory fee	3,706,228
Transfer agent fee	1,188,557
Custodian expense	99,488
Professional fees	219,775
Trustees fees	99,420
Other expenses	122,171

Total expenses	5,435,639
Custodian expense reduction	(601)

Net expenses	5,435,038

Net investment income	32,471,978

Realized and unrealized gain/(loss) on investments:
Net realized gain	215,331
Net change in unrealized appreciation/depreciation	(8,192,046)

Net realized and unrealized loss on investments	(7,976,715)

Net increase in net assets resulting from operations	$24,495,263

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$32,471,978	$32,487,756
Net realized gain on investments	215,331	1,367,897
Net change in unrealized appreciation/depreciation	(8,192,046)	18,191,482

Net increase in net assets resulting from operations	24,495,263	52,047,135
Distributions from net investment income	(32,463,029)	(32,479,238)
Distributions from capital gains	(402,816)	(1,302,574)
Net Fund share transactions (Note 4)	28,451,332	3,007,520

Total increase	20,080,750	21,272,843
Net assets:
Beginning of year	969,549,219	948,276,376

End of year	$989,629,969	$969,549,219

Accumulated Net Investment Income	$46,544	$37,777

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$7.89	$7.74	$7.99	$7.63	$7.67

Income from investment operations:
Net investment income	0.26	0.27	0.27	0.28	0.29
Net gains/(losses) on securities	(0.06)	0.16	(0.25)	0.39	(0.02)

Total from investment operations	0.20	0.43	0.02	0.67	0.27
Less distributions:
Distributions from net investment income	(0.26)	(0.27)	(0.27)	(0.28)	(0.29)
Distributions from capital gains	0.00 (b)	(0.01)	0.00 (b)	(0.03)	(0.02)

Total distributions	(0.26)	(0.28)	(0.27)	(0.31)	(0.31)

Net asset value, end of year	$7.83	$7.89	$7.74	$7.99	$7.63

Total return	2.60%	5.65%	0.17%	8.97%	3.57%
Net assets, end of year (in thousands)	$989,630	$969,549	$948,276	$989,404	$896,625
Ratio of net expenses to average net assets (a)	0.55%	0.57%	0.57%	0.57%	0.58%
Ratio of gross expenses to average net assets	0.55%	0.57%	0.57%	0.57%	0.58%
Ratio of net investment income to average net assets	3.29%	3.45%	3.35%	3.60%	3.78%
Portfolio turnover	7.80%	9.43%	7.02%	8.39%	11.42%

(a)	Percentages are after custodian reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
23.52% of Net Assets
KY Association of Counties	4.250%	02/01/2017	AA-*	$500,000	$527,295
KY Association of Counties	4.000	02/01/2018	AA-*	115,000	123,235
KY Association of Counties	4.250	02/01/2019	AA-*	255,000	279,766
KY State Property & Building #76	5.500	08/01/2017	Aa3/A+*/A+@	190,000	208,145
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/A+@	1,415,000	1,596,021
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/A+@	100,000	108,981
KY State Property & Building #87	5.000	03/01/2017	Aa3/AA-*/A+@	850,000	910,699
KY State Property & Building #87	5.000	03/01/2018	Aa3/AA-*/A+@	100,000	106,916
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	95,000	101,471
KY State Property & Building #88	5.000	11/01/2015	Aa3/AA-*/A+@	955,000	969,640
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA*/A+@	2,230,000	2,264,180
KY State Property & Building #89	3.750	11/01/2017	Aa3/AA*/A+@	100,000	106,405
KY State Property & Building #89	5.000	11/01/2020	Aa3/AA*/A+@	200,000	223,384
KY State Property & Building #90	5.000	11/01/2015	Aa3/A+*/A+@	250,000	253,815
KY State Property & Building #90	5.000	11/01/2018	Aa3/A+*/A+@	250,000	280,013
KY State Property & Building #90	5.750	11/01/2019	Aa3/A+*/A+@	200,000	228,748
KY State Property & Building #90	5.000	11/01/2020	Aa3/A+*/A+@	495,000	554,078
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/A+@	510,000	563,815
KY State Property & Building #93	5.250	02/01/2021	Aa3/AA*/A+@	200,000	225,862
KY State Property & Building #94	5.000	05/01/2017	Aa2/A+*/A+@	500,000	537,430
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/A+@	200,000	216,994
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/A+@	500,000	542,595
KY State Property & Building #100	5.000	08/01/2019	Aa3/A+*/A+@	100,000	113,863
KY State Property & Building #100	5.000	08/01/2024	Aa3/A+*/A+@	750,000	870,390
KY State Property & Building #100	5.000	08/01/2025	Aa3/A+*/A+@	500,000	577,175
KY State Property & Building #106	5.000	10/01/2021	Aa3/A+*/A+@	750,000	871,073
KY State Property & Building #106	5.000	10/01/2025	Aa3/A+*/A+@	1,915,000	2,226,513
KY State Property & Building #108	5.000	08/01/2023	Aa3/A+*/A+@	2,000,000	2,354,360
KY State Property & Building #108	5.000	08/01/2023	Aa3/A+*/A+@	750,000	882,285

					18,825,147
SCHOOL IMPROVEMENT BONDS
19.21% of Net Assets
Barren County School District Finance Corporation	5.000	08/01/2023	Aa3	500,000	584,610
Barren County School District Finance Corporation	5.000	08/01/2022	Aa3	1,055,000	1,226,775
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	280,025
Bullitt County School District Finance Corporation	5.000	09/01/2022	Aa3	300,000	351,732
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	314,466
Daviess Co School District Finance Corporation	4.250	08/01/2019	Aa3	100,000	106,628
Fayette County KY School District Finance Corporation	4.000	06/01/2019	A1/AA*	140,000	141,943
Fayette County KY School District Finance Corporation	4.375	05/01/2021	A1/AA*	200,000	211,382
Fayette County KY School District Finance Corporation	4.000	06/01/2022	A1/A+*	1,000,000	1,091,830
Fayette County KY School DistrictFinance Corporation	5.000	06/01/2023	Aa3/A+*	500,000	589,295
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	197,336
Hardin County School District	5.000	03/01/2023	Aa3	770,000	902,979
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	200,940
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA*	200,000	213,704
Jefferson County School District Finance Corporation	4.000	12/01/2023	Aa2/AA-*	1,000,000	1,109,230
Jessamine County School Distrit Finance Corporation	5.000	02/01/2023	Aa3	575,000	675,930
Johnson County School District Finance Corporation	3.000	12/01/2019	Aa3	180,000	189,684
Laurel County School District Finance Corporation	4.000	06/01/2024	Aa3	465,000	512,239
Laurel County School District Finance Corporation	4.000	06/01/2022	Aa3	890,000	978,484
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,733,966
Pendleton County School District Finance Corporation	4.000	02/01/2020	Aa3	450,000	467,132
Warren County School District Finance Corporation	4.000	04/01/2018	Aa3	125,000	134,836
Warren County School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,358,076
Warren County School District Finance Corporation	4.000	06/01/2022	Aa3	725,000	801,459

					15,374,681

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
13.28% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$145,455
Campbell County School District Finance Corporation	4.375	08/01/2019	Aa3	875,000	911,776
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA*	175,000	181,610
KY Asset Liability Commission Revenue University of Kentucky	4.125	10/01/2019	Aa2/AA*	150,000	161,042
KY Asset Liability Commission University of KY Project	5.000	10/01/2019	Aa2/AA*	320,000	350,320
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA*	1,750,000	1,767,833
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA*	1,250,000	1,264,638
KY Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA*	125,000	126,290
KY State Asset/Liability Commission University of Kentucky	5.000	10/01/2020	Aa2/AA*	150,000	163,859
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA*/A+@	835,000	838,190
KY State Property & Building #87	5.000	03/01/2020	Aa3/AA-*	4,405,000	4,720,310

					10,631,323
REFUNDING BONDS
13.04% of Net Assets
KY State Property & Building #101	5.000	10/01/2019	Aa3/A+*/A+@	1,050,000	1,198,040
KY State Property & Building #104	5.000	11/01/2021	A1/A+*/A@	1,000,000	1,162,800
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA*/A+@	2,525,000	2,555,628
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA*/A+@	1,260,000	1,380,758
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/A+@	775,000	817,486
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/A+@	1,750,000	1,996,733
KY State Property & Building #84	5.000	08/01/2019	Aa3/AA-*/A+@	1,000,000	1,139,060
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	188,402

					10,438,907
TURNPIKES/TOLLROAD/HIGHWAY BONDS
9.91% of Net Assets
KY Asset Liability Commission	4.000	09/01/2023	A2/AA*/A+@	250,000	275,218
KY Asset Liability Project Notes	5.000	09/01/2015	A2/AA*/A+@	275,000	277,140
KY Asset Liability Project Notes	4.500	09/01/2016	A2/AA*/A+@	175,000	182,793
KY Asset Liability Project Notes	5.000	09/01/2017	A2/AA*/A+@	1,500,000	1,631,130
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA*/A+@	85,000	99,946
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2023	Aa2/AA*/A+@	600,000	711,048
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2017	Aa2/AA*/A+@	2,570,000	2,686,858
KY State Turnpike Economic Development Road Revenue	4.125	07/01/2019	Aa2/AA*/A+@	105,000	114,031
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2016	Aa2/AA*/A+@	750,000	784,725
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2024	Aa2/AA*/A+@	1,000,000	1,168,900

					7,931,789
MUNICIPAL UTILITY REVENUE BONDS
7.75% of Net Assets
Bourbon County Public Project	3.800	02/01/2019	A2	260,000	268,921
Frankfort Electric & Water	4.000	12/01/2023	AA*	440,000	489,117
Kentucky Rural Water Finance Corporation	3.000	02/01/2018	A+*	300,000	312,459
Kentucky Rural Water Finance Corporation	3.000	02/01/2019	A+*	250,000	262,060
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2025	Aaa/AAA*/AAA@	175,000	205,707
KY Rural Water Finance Corporation	3.000	08/01/2019	A+*	545,000	574,174
KY Rural Water Finance Corporation	3.000	02/01/2018	A+*	530,000	552,838
KY Rural Water Finance Corporation	4.500	08/01/2021	A3/AA-*	100,000	106,906
Lawrenceburg Water and Sewer	3.000	10/01/2018	A1	375,000	387,345
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2018	Aa3/AA*/AA-@	1,220,000	1,268,849
Louisville & Jefferson County Municipal Sewer	5.000	05/15/2016	Aa3/AA*	100,000	103,986
Northern KY Water	5.000	02/01/2026	Aa3	815,000	941,366
Owensboro Electric Light & Power	5.000	01/01/2024	A2/AA*	650,000	733,571

					6,207,299

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.88% of Net Assets
Boyle County Centre College	5.000%	06/01/2018	A3/AA*	$200,000	$214,694
Boyle County Centre College	5.000	06/01/2020	A3/AA*	150,000	159,924
KY Asset Liability — University of Kentucky	4.000	10/01/2019	Aa2/AA*	100,000	104,236
Louisville & Jefferson County University of Louisville	4.000	03/01/2020	Aa3/AA-*	300,000	319,956
Morehead State University	5.000	10/01/2022	Aa3	310,000	364,929
Northern KY University General Receipts	4.000	09/01/2018	Aa3/A+*	150,000	162,582
Western KY University	4.000	09/01/2020	Aa3/AA-*	290,000	304,268
Western KY University	4.000	09/01/2017	Aa3/AA*	2,145,000	2,279,406

					3,909,995
PUBLIC FACILITIES REVENUE BONDS
3.90% of Net Assets
Adair County Public Properties	4.000	12/01/2022	Aa3	170,000	180,477
KY State Certificate of Participation	4.000	06/15/2023	Aa3	940,000	1,026,978
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,593,238
Todd County Public Properties — Court House Facilities	3.250	06/01/2019	Aa3	100,000	106,322
Whitley County Public Properties — Justice Center	3.375	09/01/2019	Aa3	200,000	214,010

					3,121,025
STATE AND LOCAL MORTGAGE/HOUSING BONDS
1.75% of Net Assets
KY Housing Corporation	4.875	07/01/2023	Aaa/AAA*	1,365,000	1,404,653

HOSPITAL AND HEALTHCARE BONDS
1.31% of Net Assets
KY Economic Development — Baptist Healthcare System	4.750	08/15/2019	A2/A+@	110,000	120,062
KY State Asset/Liability Commission General Receipts	4.000	10/01/2018	Aa2/AA*	105,000	112,120
Warren County Hospital	4.000	04/01/2020	A*	235,000	249,396
Warren County Hospital	5.000	04/01/2023	A*	500,000	567,950

					1,049,528
ESCROWED TO MATURITY BONDS
.22% of Net Assets
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	180,103

Total Investments 98.77% of Net Assets (cost $77,346,363) (See (a) below for further explanation)					$79,074,450

Other assets in excess of liabilities 1.23%					980,603

Net Assets 100%					$80,055,053

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $77,346,363 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,966,641
Unrealized depreciation	(238,554)

Net unrealized appreciation	$1,728,087

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	79,074,450
Level 3	Significant Unobservable Inputs	—

$79,074,450

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $77,346,363)		$79,074,450
Cash		93,168
Receivable for fund shares sold		10,000
Interest receivable		1,019,311

Total assets		80,196,929
LIABILITIES:
Payable for:
Distributions to shareholders	52,818
Fund shares redeemed	10,733
Investment advisory fee	32,978
Transfer agent fee	15,050
Trustees fees	3,621
Accrued expenses	26,676

Total liabilities		141,876

NET ASSETS:
Capital		78,778,874
Accumulated net realized loss on investment transactions		(451,908)
Net unrealized appreciation in value of investments		1,728,087

Net assets at value		$80,055,053

NET ASSET VALUE, offering price and redemption price per share (14,954,125 shares outstanding; unlimited number of shares authorized; no par value)		$5.35

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$2,304,995

Expenses:
Investment advisory fee	398,110
Transfer agent fee	101,547
Custodian expense	17,891
Professional fees	27,864
Trustees fees	8,090
Other expenses	24,997

Total expenses	578,499
Custodian expense reduction	(49)

Net expenses	578,450

Net investment income	1,726,545

Realized and unrealized gain/(loss) on investments:
Net realized gain	115,898
Net change in unrealized appreciation/depreciation	(1,462,819)

Net realized and unrealized loss on investments	(1,346,921)

Net increase in net assets resulting from operations	$379,624

The accompanying notes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$1,726,545	$1,803,910
Net realized gain on investments	115,898	55,994
Net change in unrealized appreciation/depreciation	(1,462,819)	133,435

Net increase in net assets resulting from operations	379,624	1,993,339
Distributions from net investment income	(1,726,545)	(1,803,910)
Net fund share transactions (Note 4)	(815,873)	(7,374,087)

Total decrease	(2,162,794)	(7,184,658)
Net assets:
Beginning of year	82,217,847	89,402,505

End of year	$80,055,053	$82,217,847

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$5.44	$5.43	$5.54	$5.39	$5.36

Income from investment operations:
Net investment income	0.12	0.12	0.12	0.12	0.13
Net gains/(losses) on securities	(0.09)	0.01	(0.11)	0.15	0.03

Total from investment operations	0.03	0.13	0.01	0.27	0.16
Less distributions:
Distributions from net investment income	(0.12)	(0.12)	(0.12)	(0.12)	(0.13)

Net asset value, end of year	$5.35	$5.44	$5.43	$5.54	$5.39

Total return	0.50%	2.35%	0.11%	5.10%	3.04%
Net assets, end of year (in thousands)	$80,055	$82,218	$89,403	$89,528	$72,405
Ratio of net expenses to average net assets (a)	0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of gross expenses to average net assets	0.73%	0.74%	0.72%	0.73%	0.72%
Ratio of net investment income to average net assets	2.17%	2.14%	2.12%	2.22%	2.44%
Portfolio turnover	20.19%	9.06%	6.63%	4.73%	15.37%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
27.64% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125%	09/01/2034	Aa2	$95,000	$106,533
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA@	150,000	167,144
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	193,107
Mississippi State University Educational Building	5.000	11/01/2032	Aa2/AA@	125,000	143,359
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	112,590
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	67,796
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	95,677
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	A2/AA*	250,000	270,721
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA*	55,000	60,940
MS Development Bank Special Obligation Jones County College	5.000	03/01/2033	AA*	150,000	164,613
MS Development Bank Special Obligation Jones County College	5.125	03/01/2039	AA*	45,000	49,082
MS State University Educational Building Corporation Revenue	5.250	08/01/2038	Aa2/AA@	300,000	337,812
MS State University Educational Building Corporation Revenue	5.250	08/01/2033	Aa2/AA@	50,000	56,094
MS State University Educational Building Corporation Revenue	5.000	08/01/2036	Aa2/AA@	175,000	194,334
Southern Mississippi Educational Building Corporation	5.000	03/01/2038	Aa2/AA@	600,000	655,830
University of Mississippi Educational Building Corporation	5.000	10/01/2028	Aa2/AA@	200,000	229,894
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	111,589

					3,017,115
MUNICIPAL UTILITY REVENUE BONDS
15.83% of Net Assets
Mississippi State Development Bank Special Obligation Hattiesburg Water & Sewer	4.750	12/01/2038	A1/AA*	700,000	765,450
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	345,569
MS State Development Bank Jackson Water & Sewer	6.875	12/01/2040	A2/AA*	250,000	317,333
MS State Development Bank Special Obligation Jackson County Utility District	5.000	12/01/2033	A*	50,000	54,778
MS State Development Bank Special Obligation Jackson Water	5.000	09/01/2030	A2/AA*	125,000	139,308
MS State Development Bank Special Obligation Refunding — Jackson Water & Sewer	4.500	09/01/2034	A2/AA*	100,000	105,615

					1,728,053
PUBLIC FACILITIES REVENUE BONDS
15.70% of Net Assets
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	305,000	348,893
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	57,222
MS State Capital Improvement Projects	5.000	10/01/2029	Aa2/AA*/AA+@	145,000	165,948
MS State Capital Improvement Projects	5.000	10/01/2036	Aa2/AA*/AA+@	480,000	538,704
MS State Development Bank Special Obligation Alcorn County	4.750	07/01/2031	AA*	100,000	108,798
MS State Development Bank Special Obligation Brandon Public Improvement	5.000	11/01/2033	A1	150,000	168,417
MS State Development Bank Special Obligation City of Jackson Convention Center	5.000	03/01/2027	Aa2/AA-*	125,000	147,430
MS State Development Bank Special Obligation Refunding — City of Jackson	5.000	03/01/2036	Aa2/AA-*	150,000	178,356

					1,713,768
TURNPIKES/TOLLROAD/HIGHWAY BONDS
12.33% of Net Assets
MS Development Bank Special Obligation Highway — Desoto	4.750	01/01/2035	Aa3/AA-*	225,000	237,265
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	135,098
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	245,000	265,105
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	133,288
MS Development Bank Special Obligation Marshall County	5.000	01/01/2028	Aa3/AA-*	200,000	223,598
MS State Development Bank Desoto County Highway	5.000	01/01/2030	Aa3/AA-*	100,000	112,846
MS State Development Bank Special Obligation Highway	5.000	01/01/2025	Aa3/AA-*	200,000	239,070

					1,346,270

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
11.29% of Net Assets
MS Development Bank Special Obligation Capital Improvement	5.250%	07/01/2026	A2/AA*	$125,000	$136,083
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	48,767
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	235,746
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	A2/AA*	80,000	86,696
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	A2/AA*	150,000	162,555
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	A2/AA*	55,000	60,496
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	308,293
MS State University Educational Building Corporation Revenue	5.000	08/01/2028	Aa2/AA-*	30,000	30,120
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	112,516
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	51,543

					1,232,815
SCHOOL IMPROVEMENT BONDS
5.54% of Net Assets
MississippI State Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1/AA*	100,000	111,519
MS State Development Bank Special Obligation — Jackson Schools	5.375	04/01/2028	A2	70,000	76,670
MS State Development Bank Special Obligation — Jackson Schools	5.000	04/01/2028	A+*	375,000	416,651

					604,840
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.08% of Net Assets
MS Development Bank Special Obligation Canton	5.750	10/01/2031	A2	370,000	429,429
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	5,000	5,150
MS Development Bank Special Obligation Capital Project	5.875	07/01/2024	NR	5,000	5,250
MS Development Bank Special Obligation Capital Project	5.000	07/01/2024	NR	5,000	5,150

					444,979
HOSPITAL AND HEALTHCARE BONDS
3.53% of Net Assets
Medical Center Educational Building Corporation — University of Mississippi	5.000	06/01/2034	Aa2/AA-*	100,000	109,081
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	139,540
MS Development Bank Special Obligation Jones County Rest Home	5.250	04/01/2028	A2/AA*	120,000	136,336

					384,957
REFUNDED BONDS
1.95% of Net Assets
MS State Development Bank Special Obligation Lowndes County	5.125	12/01/2027	AA*	135,000	154,251
MS State Refunding	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	58,300

					212,551
AIRPORT BONDS
0.65% of Net Assets
Jackson MS Municipal Airport Authority	5.000	10/01/2031	Baa1/BBB+@	70,000	70,594

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.23% of Net Assets
MS Home Corporation Single Family Mortgage — Series E-1	5.050	12/01/2028	Aaa	25,000	25,498

Total Investments 98.77% of Net Assets (cost $10,322,572) (See (a) below for further explanation)					$10,781,440

Other assets in excess of liabilities 1.23%					134,390

Net Assets 100%					$10,915,830

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

June 30, 2015

(a)	Cost for federal income tax purposes is $10,322,276 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$489,195
Unrealized depreciation	(30,033)

Net unrealized appreciation	$459,162

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,781,440
Level 3	Significant Unobservable Inputs	—

$10,781,440

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $10,322,572)		$10,781,440
Cash		63,134
Interest receivable		155,280

Total assets		10,999,854
LIABILITIES:
Payable for:
Distributions to shareholders	56,196
Fund shares redeemed	13,750
Investment advisory fee	2,936
Transfer agent fee	3,018
Trustees fees	93
Accrued expenses	8,031

Total liabilities		84,024

NET ASSETS:
Capital		10,453,795
Accumulated net investment income		230
Accumulated net realized gain on investment transactions		2,937
Net unrealized appreciation in value of investments		458,868

Net assets at value		$10,915,830

NET ASSET VALUE, offering price and redemption price per share (907,196 shares outstanding; unlimited number of shares authorized; no par value)		$12.03

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$412,571

Expenses:
Investment advisory fee	54,995
Transfer agent fee	16,498
Custodian expense	7,114
Professional fees	5,922
Trustees fees	1,096
Registration fees	6,052
Other expenses	3,013

Total expenses	94,690
Fees waived by Adviser	(19,345)
Custodian expense reduction	(7)

Net expenses	75,338

Net investment income	337,233

Realized and unrealized gain on investments:
Net realized gain	10,004
Net change in unrealized appreciation/depreciation	53,973

Net realized and unrealized gain on investments	63,977

Net increase in net assets resulting from operations	$401,210

The accompanying notes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$337,233	$294,784
Net realized gain/(loss) on investments	10,004	(7,154)
Net change in unrealized appreciation/depreciation	53,973	273,623

Net increase in net assets resulting from operations	401,210	561,253
Distributions from net investment income	(337,157)	(294,715)
Distributions from capital gains	—	(9,925)
Net fund share transactions (Note 4)	401,625	1,885,011

Total increase	465,678	2,141,624
Net assets:
Beginning of year	10,450,152	8,308,528

End of year	$10,915,830	$10,450,152

Accumulated net investment income	$230	$156

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.95	$11.65	$12.01	$11.33	$11.41

Income from investment operations:
Net investment income	0.37	0.38	0.39	0.42	0.44
Net gains/(losses) on securities	0.08	0.31	(0.33)	0.68	(0.08)

Total from investment operations	0.45	0.69	0.06	1.10	0.36
Less distributions:
Distributions from net investment income	(0.37)	(0.38)	(0.42)	(0.42)	(0.44)
Distributions from capital gains	—	(0.01)	—	—	—

Total distributions	(0.37)	(0.39)	(0.42)	(0.42)	(0.44)

Net asset value, end of year	$12.03	$11.95	$11.65	$12.01	$11.33

Total return	3.80%	6.08%	0.38%	9.87%	3.19%
Net assets, end of year (in thousands)	$10,916	$10,450	$8,309	$7,712	$6,376
Ratio of net expenses to average net assets (a)	0.69%	0.69%	0.66%	0.65%	0.58%
Ratio of gross expenses to average net assets	0.86%	0.90%	0.89%	0.92%	0.84%
Ratio of net investment income to average net assets	3.07%	3.26%	3.22%	3.59%	3.86%
Portfolio turnover	6.47%	1.96%	13.81%	9.99%	20.53%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
18.98% of Net Assets
Iredell County NC Community College	5.000%	04/01/2026	Aa1/AA*/AA+@	$225,000	$247,307
Iredell County NC Community College	5.000	04/01/2027	Aa1/AA*/AA+@	325,000	356,203
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2031	Aa3/AA*	500,000	555,160
NC Capital Facilites Financial Agency Education Wake Forest	5.000	01/01/2038	Aa3/AA*	1,250,000	1,377,138
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	556,835
NC State Capital Facilities Finance Agency Davidson College	5.000	03/01/2032	AA+*	310,000	349,810
NC State Capital Facilities Finance Agency Davidson College	4.750	03/01/2035	AA+*	1,000,000	1,086,130
NC State University at Raleigh	5.000	10/01/2042	Aa1/AA*	750,000	834,540
Pitt County NC Limited Obligation	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	114,866
University NC University Revenues UNC Chapel Hill	5.000	12/01/2031	Aaa/AAA*/AAA@	1,215,000	1,325,067
University of NC at Charlotte	5.000	04/01/2031	Aa3/A+*	750,000	840,555
University of NC at Charlotte	5.000	04/01/2035	Aa3/A+*	595,000	665,561
University of NC at Charlotte	5.000	04/01/2038	Aa3/A+*	1,000,000	1,109,810
University of NC at Charlotte	5.000	04/01/2040	Aa3/A+*	1,550,000	1,714,967
University of NC Charlotte Improvements	5.000	04/01/2043	Aa3/A+*	1,500,000	1,648,110
University of NC at Greensboro	5.000	04/01/2031	Aa3/A*	500,000	559,075
University of NC at Greensboro	5.000	04/01/2033	Aa3/A*	900,000	1,016,172
University of NC at Greensboro	5.000	04/01/2036	Aa3/A*	500,000	550,415
University of NC at Greensboro	5.000	04/01/2039	Aa3/A*	2,870,000	3,194,271
University of NC System Pool Revenue	5.000	10/01/2026	A1	1,000,000	1,099,970
University of NC System Pool Revenue	5.000	10/01/2033	A1	1,000,000	1,096,640
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	1,950,000	2,179,710
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A2	500,000	553,545
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	195,000	203,933
University of NC at Chapel Hill	5.000	12/01/2034	Aaa/AAA*	245,000	249,425

					23,485,214
MUNICIPAL UTILITY REVENUE BONDS
17.43% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa3/AA-*	500,000	577,130
Buncombe County NC Metropolitan Sewerage District	5.000	07/01/2039	Aa2/AA+*/AA+@	550,000	619,575
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	776,205
High Point NC Combined Enterprise	5.000	11/01/2039	Aa2/AAA*/AA+@	750,000	846,555
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,265,771
Moore County NC	5.000	06/01/2031	Aa3/AA-*	2,750,000	3,067,680
Mooresville NC Limited Obligation	5.000	11/01/2031	AA-*	1,250,000	1,399,313
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	915,000	1,113,464
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	/A-*A-@	1,000,000	1,022,470
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	A3/AA-*/A-@	1,150,000	1,445,343
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,118,530
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	313,577
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,809,324
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.000	01/01/2031	A2/A*/A@	500,000	555,560
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1/A*	920,000	1,032,332
Wilmington NC Store Water Revenue Bonds	5.000	06/01/2028	Aa2/AA+*	500,000	533,965
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2029	A1/AA*	1,355,000	1,433,698
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2021	A1/AA*	780,000	835,427
Wilson County Certificates of Participation Public Facilities	5.000	05/01/2025	A1/AA*	750,000	796,785

					21,562,704
PREREFUNDED BONDS
16.60% of Net Assets
Asheville NC Water System Revenue Bonds	4.750	08/01/2027	Aa2/AA*	1,000,000	1,082,200
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	250,000	258,518
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	848,025
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA*/AA@	1,000,000	1,113,880
Davie County NC Public Schooland Community College Facility	5.000	06/01/2023	Aa3/AA-*	1,000,000	1,039,430
Davie County NC Public Schooland Community College Facility	5.000	06/01/2025	Aa3/AA-*	1,690,000	1,756,637

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Iredell County NC Certificatesof Participation School Project	5.000%	06/01/2024	Aa2/AA-*	$1,000,000	$1,041,890
Mecklenburg County NC Certificates of Participation	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	470,502
Mecklenburg County NC Certificates of Participation	5.000	02/01/2026	NR	450,000	496,202
Montgomery County NC Certificates of Participation	5.000	02/01/2030	A*	1,680,000	1,794,576
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	2,063,370
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	A-*	275,000	344,429
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*	1,000,000	1,066,060
Raleigh NC Combined EnterpriseSystem	5.000	03/01/2031	Aa1/AAA*/AAA@	500,000	515,185
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,068,520
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA*	1,325,000	1,470,830
Sampson County NC Certificates of Participation	5.000	06/01/2022	A2/AA*	1,250,000	1,351,300
Sampson County NC Certificates of Participation	5.000	06/01/2026	A2/AA*	1,000,000	1,081,040
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A3/AA-*	580,000	604,348
University of North Carolina	5.000	10/01/2033	Aa3/AA-*	235,000	247,944
University of North Carolina at Chapel Hill	5.000	12/01/2034	NR	755,000	769,700
Winston Salem NC Certificates of Participation	4.750	06/01/2031	NR	50,000	51,975

					20,536,561
HOSPITAL AND HEALTHCARE BONDS
13.22% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,158,354
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2031	Aa3/AA-*	450,000	471,092
Charlotte Mecklenburg Hospital Authority NC Health Care	5.000	01/15/2039	Aa3/AA-*	1,500,000	1,620,105
Charlotte Mecklenburg Hospital Authority NC Health Care	5.250	01/15/2039	Aa3/AA-*	750,000	815,760
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	A2/AA*	490,000	532,292
NC Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2/AA-*/AA-e@	750,000	834,878
NC Medical Care Commission Hospital Revenue Baptist Hospital	5.250	06/01/2029	A2/A*	645,000	720,594
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,670,000	1,832,124
NC Medical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	A2/A*	405,000	430,888
NC Medical Care Community Hospital Revenue Baptist Hospital	5.000	06/01/2034	A2/A*	1,225,000	1,338,594
NC State Medical Care Commission Duke University Health	5.000	06/01/2035	Aa2/AA*/AA@	500,000	560,725
NC State Medical Care Commission Health Care Facilities	5.000	07/01/2030	A2/AA-*/AA-@	500,000	550,770
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A1/A+*	500,000	543,580
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2036	A1/A+*	1,000,000	1,077,430
NC State Medical Care Commission Health System Revenue Mission Health System	5.000	10/01/2036	Aa3/AA-*/AA-@	2,500,000	2,790,900
NC State Medical Care Commission Wake Forest Baptist Hospital	5.000	12/01/2033	A2/A*	1,000,000	1,081,620

					16,359,706
REFUNDING BONDS
9.26% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa2/AA+*	1,000,000	1,142,790
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,592,483
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	845,905
Charlotte NC Certificates of Participation	5.000	06/01/2033	Aa2/AA+*/AA+@	840,000	945,017
Charlotte NC Certificates of Participation	5.000	06/01/2034	Aa2/AA+*/AA+@	750,000	844,920
Charlotte NC Certificates of Participation Convention Facilities	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,018,780
Dare County NC Limited Obligation Refunding	5.000	06/01/2029	Aa3/AA-*/AA-@	100,000	111,551
Durham Capital Financing Corporation Limited Obligation	5.000	06/01/2034	Aa1/AA+*	500,000	562,880
Johnston County NC InstallmentFinancing Contract	5.000	10/15/2027	Aa3/AA*	570,000	652,052
New Hanover County NC LimitedObligation	5.000	12/01/2027	Aa1/AA+*	505,000	585,921
Pitt County NC Certificates of Participation	5.000	04/01/2027	Aa3/AA-*/AA@	500,000	565,260
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3/A+*	500,000	550,980
Rockingham County NC Limited Obligation	5.000	04/01/2027	Aa3/A+*	250,000	291,075
Sampson County NC Limited Obligation	5.000	12/01/2033	A1/A*	975,000	1,106,303
Thomasville NC Combined Enterprise System Revenue	4.750	05/01/2028	A1/AA*	435,000	485,991
Union County NC Limited Obligation Refunding	5.000	12/01/2024	Aa2/AA*/AA@	125,000	151,899

					11,453,807

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.92% of Net Assets
Charlotte NC Certificates of Participation Convention Facilities	5.000%	06/01/2034	Aa2/AA+*/AA@	$900,000	$995,193
Forsyth County Limited Tax	5.000	04/01/2031	Aa1/AA+*/AA+@	335,000	378,507
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2031	A1/A+@	265,000	293,750
Jacksonville Public Facilities Corporation Limited Obligation	5.000	04/01/2032	A1/A+@	100,000	110,338
Kannapolis Limited Obligation	5.000	04/01/2032	Aa3/A+*	500,000	562,520
Mecklenburg County Certificates Participation	5.000	02/01/2026	Aa1/AA+*	550,000	598,939
Raleigh Limited Obligation	5.000	10/01/2034	Aa1/AA+*/AA+@	1,420,000	1,630,600
Raleigh Limited Obligation	5.000	10/01/2038	Aa1/AA+*/AA+@	500,000	558,650
Wake County NC Limited Obligation Bonds Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,679,025
Watauga NC Public Facilities Corporation Limited Obligation	5.000	06/01/2027	Aa3/AA-*	750,000	850,095
Winston Salem NC Limited Obligation	5.000	06/01/2031	Aa2/AA+*/AA+@	800,000	903,600

					8,561,217
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.95% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2030	Aa2/AA+*	250,000	282,360
Buncombe County Limited Obligation	5.000	06/01/2032	Aa2/AA+*	250,000	280,695
Buncombe County Limited Obligation	5.000	06/01/2033	Aa2/AA+*	600,000	688,410
Buncombe County Limited Obligation	5.000	06/01/2034	Aa2/AA+*	365,000	417,118
Buncombe County Limited Obligation	5.000	06/01/2034	Aa2/AA+*	1,100,000	1,247,994
Charlotte NC Certificates of Participation	5.000	12/01/2029	Aa1/AA+*	340,000	389,898
Johnston County Limited Obligation	4.750	06/01/2033	Aa3/AA*	500,000	540,735
Orange County Public Facilities Company Limited Obligation	4.750	10/01/2032	Aa1/AA+*/AA+@	750,000	829,283
Wilmington Certificates of Participation	5.000	06/01/2038	Aa2/AA+*/AA@	250,000	271,608
Winston Salem Certificates of Participation	4.750	06/01/2031	AA+*/AA+@	620,000	634,533
Winston Salem Limited Obligation	4.500	06/01/2034	Aa2/AA+*/AA+@	500,000	538,805

					6,121,439
AIRPORT BONDS
3.81% of Net Assets
Charlotte Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2025	Aa3/A+*/A+@	1,000,000	1,076,220
Charlotte Airport Revenue Refunding Charlotte Douglas International	5.000	07/01/2030	Aa3/A+*/A+@	1,095,000	1,265,722
Raleigh Durham Airport	5.000	05/01/2029	Aa3/AA-@	235,000	265,024
Raleigh Durham Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,617,847
Raleigh Durham Airport	5.000	05/01/2032	Aa3/AA-@	440,000	484,317

					4,709,130
SCHOOL IMPROVEMENT BONDS
3.73% of Net Assets
Brunswick County Limited Obligation	5.000	06/01/2030	Aa3/AA*	250,000	287,523
Brunswick County Limited Obligation	5.000	06/01/2031	Aa3/AA*	250,000	286,153
Franklin County Certificates of Participation	5.000	09/01/2027	Aa3/AA-*	750,000	806,648
Harnett County Certificatesof Participation	5.000	06/01/2027	A1/AA*	300,000	327,477
Lee County Certificates ofParticipation	5.000	04/01/2025	Aa3/AA*	550,000	585,635
Nash County Limited Obligation	5.000	10/01/2030	Aa3/AA*	2,045,000	2,315,574

					4,609,010
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.90% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000	03/01/2030	A2/AA*/A+@	200,000	224,944
NC State Turnpike Authority Monroe Connector System	5.000	07/01/2031	Aa2/AA*	1,385,000	1,557,169
NC State Turnpike Monroe Connector System	5.000	07/01/2029	Aa2/AA*	500,000	565,110

					2,347,223
LEASE REVENUE BONDS
1.39% of Net Assets
Buncombe County Limited Obligation	5.000	06/01/2032	Aa2/AA+*	1,500,000	1,715,535

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS REVENUE BONDS
.46% of Net Assets
Wilmington Storm Water Revenue	5.000%	06/01/2035	Aa2/AA+*/AA@	$500,000	$567,770

Total Investments 98.65% of Net Assets (cost $117,728,401) (See (a) below for further explanation)					$122,029,316

Other assets in excess of liabilities 1.35%					1,688,015

Net Assets 100%					$123,717,331

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $117,725,836 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$4,929,309
Unrealized depreciation	(625,829)

Net unrealized appreciation	$4,303,480

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	122,029,316
Level 3	Significant Unobservable Inputs	—

$122,029,316

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $117,728,401)		$122,029,316
Cash		984,540
Receivable for fund shares sold		6,000
Interest receivable		1,303,720

Total assets		124,323,576
LIABILITIES:
Payable for:
Distributions to shareholders	307,738
Fund shares redeemed	205,424
Investment advisory fee	51,185
Transfer agent fee	23,294
Accrued expenses	18,604

Total liabilities		606,245

NET ASSETS:
Capital		119,980,446
Accumulated net investment income		2,565
Accumulated net realized loss on investment transactions		(566,595)
Net unrealized appreciation in value of investments		4,300,915

Net assets at value		$123,717,331

NET ASSET VALUE, offering price and redemption price per share (10,729,733 shares outstanding; unlimited number of shares authorized; no par value)		$11.53

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$4,143,982

Expenses:
Investment advisory fee	547,003
Transfer agent fee	138,542
Custodian expense	17,963
Professional fees	23,698
Trustees fees	10,727
Other expenses	42,286

Total expenses	780,219
Custodian expense reduction	(75)

Net expenses	780,144

Net investment income	3,363,838

Realized and unrealized gain/(loss) on investments:
Net realized gain	14,631
Net change in unrealized appreciation/depreciation	(437,611)

Net realized and unrealized loss on investments	(422,980)

Net increase in net assets resulting from operations	$2,940,858

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$3,363,838	$2,991,933
Net realized gain/(loss) on investments	14,631	(582,841)
Net change in unrealized appreciation/depreciation	(437,611)	2,463,156

Net increase in net assets resulting from operations	2,940,858	4,872,248
Distributions from net investment income	(3,362,896)	(2,991,028)
Capital gains distributed to shareholders	—	(112,821)
Net fund share transactions (Note 4)	25,260,770	1,983,498

Total increase	24,838,732	3,751,897
Net assets:
Beginning of year	98,878,599	95,126,702

End of year	$123,717,331	$98,878,599

Accumulated net investment income	$2,565	$3,238

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.54	$11.31	$11.59	$10.92	$11.01

Income from investment operations:
Net investment income	0.36	0.37	0.36	0.39	0.40
Net gains/(losses) on securities	(0.01)	0.24	(0.26)	0.67	(0.09)

Total from investment operations	0.35	0.61	0.10	1.06	0.31
Less distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.36)	(0.39)	(0.40)
Distributions from capital gains	—	(0.01)	(0.02)	—	—

Total distributions	(0.36)	(0.38)	(0.38)	(0.39)	(0.40)

Net asset value, end of year	$11.53	$11.54	$11.31	$11.59	$10.92

Total return	3.00%	5.57%	0.76%	9.87%	2.90%
Net assets, end of year (in thousands)	$123,717	$98,879	$95,127	$88,304	$75,312
Ratio of net expenses to average net assets (a)	0.71%	0.72%	0.71%	0.71%	0.70%
Ratio of gross expenses to average net assets	0.71%	0.72%	0.71%	0.71%	0.70%
Ratio of net investment income to average net assets	3.04%	3.29%	3.07%	3.46%	3.69%
Portfolio turnover	4.56%	9.73%	3.59%	5.94%	14.16%

(a)	Percentages are after Custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
21.46% of Net Assets
Appalachian State University NC Revenue Refunding	5.000%	07/15/2018	Aa3	$35,000	$35,068
Appalachian State University NC Revenue Refunding	5.000	07/15/2018	Aa3	40,000	40,077
Brunswick County NC CommunityCollege	4.250	05/01/2022	Aa2/AA+*/AA@	125,000	133,080
Burke County NC Certificates of Participation	5.000	04/01/2020	A1/A*	180,000	186,174
Cabarrus County NC Certificates of Participation	5.000	06/01/2019	Aa2/AA*/AA@	420,000	467,565
Cabarrus County NC Certificates of Participation	5.000	01/01/2021	Aa2/AA*/AA@	200,000	226,214
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	103,079
Harnett County NC Certificatesof Participation	5.000	12/01/2021	A1/AA*	200,000	220,036
Iredell County NC Certificatesof Participation School Project	5.000	06/01/2018	Aa2/AA-*	425,000	442,480
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	267,898
NC Infrastructure Certificatesof Participation	5.000	06/01/2018	Aa1/AA+*	100,000	104,160
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*	425,000	453,216
NC Medical Care Duke University Health Systems	3.000	06/01/2019	Aa2/AA*/AA@	150,000	158,709
NC State Capital Improvement Obligation	5.000	05/01/2022	Aa1/AA+*	100,000	111,246
NC State Capital Improvement Obligation Annual Appropriation	5.000	05/01/2022	Aa1/AA+*	155,000	177,078
Onslow County NC Certificatesof Participation	5.000	06/01/2018	Aa3/AA-*	140,000	145,971
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	213,770
Rockingham County NC Certificates of Participation	4.000	04/01/2019	Aa3/AA*	100,000	108,238
Rutherford County NC Certificates of Participation	5.000	12/01/2018	A1/AA*	205,000	225,070
Rutherford County NC Certificates of Participation	5.000	12/01/2020	A1/AA*	100,000	109,790
Rutherford NC Certificates of Participation	4.000	12/01/2019	A1/AA*	200,000	214,854
Sampson County NC Certificates of Participation	5.000	06/01/2020	A2/AA*	400,000	432,176
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA*	250,000	260,425
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A3/AA-*	300,000	310,758
University NC Wilmington Certificates of Participation	4.375	06/01/2019	A3/AA-*	100,000	103,682

					5,250,813
MUNICIPAL UTILITY REVENUE BONDS
21.24% of Net Assets
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA*	140,000	140532
Monroe NC Certificates of Participation	4.000	03/01/2019	Aa3/AA*	100,000	108966
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	740649
Moore County NC	5.000	06/01/2021	Aa3/AA-*	200,000	227974
Mooresville NC Limited Obligation	5.000	11/01/2021	AA-*	350,000	404072
NC Eastern Municipal Power Agency	6.000	01/01/2022	Baa1/A-*/A-@	125,000	151776
NC Eastern Municipal Power Agency	4.000	01/01/2016	Baa1/A-*/A-@	95,000	96687
NC Eastern Municipal Power Agency	5.000	01/01/2016	/A-*A-@	50,000	51139
NC Eastern Municipal Power Agency	6.000	01/01/2022	A3/AA*	220,000	267718
NC Eastern Municipal Power Agency	5.000	01/01/2020	/A-*A-@	250,000	255705
NC Eastern Municipal Power Agency	5.250	01/01/2019	A3/AA*/A-@	550,000	605908
NC Eastern Municipal Power Agency	6.500	01/01/2018	A3/AA*	100,000	113188
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	213768
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	137935
NC Municipal Power Agency Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	101771
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	127840
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2021	A2/A*/A@	250,000	281208
NC State Eastern Municipal Power Agency	5.000	01/01/2021	Baa1/A-*/A-@	125,000	143956
Onslow NC Water & Sewer	4.250	06/01/2022	A3/AA-*	150,000	160626
Union County NC Enterprise System Revenue	4.000	12/01/2022	Aa2/AA-*/AA@	100,000	111672
Wilson NC Certificates of Participation	5.000	05/01/2016	A1/AA*	200,000	207362
Wilson NC Certificates of Participation	5.000	05/01/2018	A1/AA*	160,000	171765
Wilson NC Certificates of Participation	5.000	05/01/2022	A1/AA*	350,000	373615

					5,195,832
REFUNDING BONDS
15.52% of Net Assets
Bertie County Limited Obligation	4.000	06/01/2022	A1/A*	200,000	216,176
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	AA*	150,000	173,099
Charlotte NC Certificates of Participation	4.000	06/01/2022	Aa2/AA+*/AA+@	125,000	139,878

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Charlotte NC Certificates of Participation	5.000%	06/01/2023	Aa2/AA+*/AA+@	$500,000	$590,475
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	76,445
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	382,060
Cumberland County NC Certificates of Participation	3.500	12/01/2020	Aa2/AA*	185,000	199,856
Dare County NC Limited Obligation	5.000	06/01/2024	Aa3/AA-*/AA-@	335,000	388,138
Dare County NC Limited Obligation	4.000	06/01/2019	Aa3/AA-*/AA-@	100,000	109,761
Durham NC	5.000	09/01/2022	Aaa/AAA*/AAA@	125,000	150,020
Pender County NC Limited Obligation	3.000	06/01/2019	Aa3	220,000	231,825
Raleigh NC Limited Obligation	5.000	10/01/2023	Aa2/AA+*/AA+@	250,000	299,635
Richmond County NC Limited Obligation	4.000	04/01/2019	A1/A*	225,000	244,073
Rockingham County Limited Obligation	5.000	04/01/2023	Aa3/A+*	250,000	293,983
Sampson County NC Limited Obligation	5.000	12/01/2023	A1/A*	165,000	195,316
Union County NC Limited Obligation	3.000	12/01/2018	Aa2/AA*/AA@	100,000	105,943

					3,796,683
PUBLIC FACILITIES REVENUE BONDS
11.57% of Net Assets
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	128,804
Charlotte NC Certificates of Participation	4.000	12/01/2022	Aa1/AA+*	170,000	187,689
Charlotte NC Certificates of Participation	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	275,246
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	118,963
Durham County NC Certificates of Participation	5.000	06/01/2020	Aa1/AA+*	435,000	494,695
Durham County NC Certificates of Participation	5.000	06/01/2021	Aa1/AA+*	240,000	272,150
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	619,110
Lee County NC Certificates of Participation	5.000	04/01/2018	Aa3/AA*	225,000	241,126
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	Aa1/AA+*	60,000	64,141
Watauga NC Public Facillities Corporation Limited Obligation	5.000	06/01/2023	Aa3/AA-*	275,000	319,759
Wilmington NC Certificates of Participation	4.200	06/01/2019	Aa2/AA+*/AA@	100,000	108,761

					2,830,444
SCHOOL IMPROVEMENT BONDS
8.37% of Net Assets
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA+*	125,000	128,359
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	51,380
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA*/AA@	175,000	186,720
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	159,789
Cabarrus County NC Certificates of Participation	5.000	01/01/2019	Aa2/AA*/AA@	100,000	112,227
Harnett County NC Certificates of Participation	3.500	06/01/2016	A1/AA*	250,000	256,848
Harnett County NC Certificates of Participation	5.000	12/01/2015	A1/AA*	125,000	127,370
Lincoln County NC Certificates of Participation	5.000	06/01/2016	A1/AA*/AA-@	200,000	208,074
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A*	125,000	132,848
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA*	400,000	402,604
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA*	150,000	168,281
Rutherford County NC Certificates of Participation	5.000	12/01/2017	A1/AA*	105,000	113,699

					2,048,199
HOSPITAL AND HEALTHCARE BONDS
5.55% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	213,004
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	160,637
Charlotte-Mecklenburg NC Hospital Authority Healthcare	5.000	01/15/2018	Aa3/AA-*	200,000	213,036
Johnston NC Memorial HospitalAuthority Mortgage Revenue	5.000	10/01/2018	A2/AA*	175,000	191,602
NC Medical Care — Caromont Health	3.250	02/15/2018	A1/AA*	370,000	389,440
NC Medical Care Duke University	5.000	06/01/2026	Aa2/AA*/AA@	165,000	189,364

					1,357,083
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
5.26% of Net Assets
Johnston County NC Limited Obligation	4.000	06/01/2019	Aa3/AA*	150,000	165,486
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	160,106
NC State Capital Improvement Obligation	4.000	05/01/2025	Aa1/AA+*/AA+@	105,000	113,373
NC State Capital Improvement Obligation	5.000	05/01/2021	Aa1/AA+*/AA+@	350,000	408,177
NC State Capital Improvement Obligation	4.000	05/01/2020	Aa1/AA+*/AA+@	120,000	128,436

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Salisbury NC Certificates of Participation	5.000%	03/01/2019	A3/AA*	$145,000	$161,184
Winston Salem NC Limited Obligation	5.000	06/01/2023	Aa2/AA+*/AA+@	125,000	149,206

					1,285,968
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
4.86% of Net Assets
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	263,900
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	353,962
University NC System Pool Revenue	5.000	10/01/2016	A1/AA*	230,000	242,609
University NC Wilmington Certificates of Participation	4.000	06/01/2017	A2/AA*	100,000	106,142
University of NC	4.250	10/01/2021	A1	100,000	108,067
University of NC at Greensboro	5.000	04/01/2025	Aa3/A*	100,000	114,294

					1,188,974
AIRPORT BONDS
2.32% of Net Assets
Charlotte NC Airport — Charlotte Douglas International	4.125	07/01/2016	Aa3/A+*/A+@	100,000	103,632
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	Aa3/A+*/A+@	350,000	350,046
Raleigh Durham NC Airport Authority	5.000	11/01/2017	Aa3/AA-@	105,000	115,031

					568,709
TURNPIKES/TOLLROAD/HIGHWAY BONDS
1.43% of Net Assets
NC State Grant Anticipation Revenue Vehicle	5.000	03/01/2021	A2/AA*/A+@	310,000	349,537

LEASE REVENUE BONDS
1.10% of Net Assets
Edgecombe County NC Limited Obligation	4.000	06/01/2022	A2	250,000	270,055

STATE AND LOCAL MORTGAGE/HOUSING BONDS
.46% of Net Assets
NC Housing Finance Agency Series 31-B	3.850	01/01/2017	Aa2/AA*	110,000	113,411

ESCROWED TO MATURITY BONDS
.20% of Net Assets
Mecklenburg NC Certificate of Participation	5.000	02/01/2017	NR	45,000	48,061

Total Investments 99.34% of Net Assets (cost $23,817,999) (See (a) below for further explanation)					$24,303,769

Other assets in excess of liabilities .66%					159,339

Net Assets 100%					$24,463,108

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $23,817,999 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$513,489
Unrealized depreciation	(27,719)

Net unrealized appreciation	$485,770

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	24,303,769
Level 3	Significant Unobservable Inputs	—

$24,303,769

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $23,817,999)		$24,303,769
Cash		65,361
Interest receivable		240,576

Total assets		24,609,706
LIABILITIES:
Payable for:
Distributions to shareholders	6,719
Fund shares redeemed	113,199
Investment advisory fee	9,937
Transfer agent fee	2,872
Trustees fees	1,282
Accrued expenses	12,589

Total liabilities		146,598

NET ASSETS:
Capital		23,978,864
Accumulated net realized loss on investment transactions		(1,526)
Net unrealized appreciation in value of investments		485,770

Net assets at value		$24,463,108

NET ASSET VALUE, offering price and redemption price per share (2,236,328 shares outstanding; unlimited number of shares authorized; no par value)		$10.94

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$638,163

Expenses:
Investment advisory fee	126,469
Transfer agent fee	36,352
Custodian expense	9,605
Pricing fees	12,001
Professional fees	5,718
Trustees fees	2,590
Other expenses	17,929

Total expenses	210,664
Custodian expense reduction	(15)

Net expenses	210,649

Net investment income	427,514

Realized and unrealized gain/(loss) on investments:
Net realized gain	1,485
Net change in unrealized appreciation/depreciation	(274,238)

Net realized and unrealized loss on investments	(272,753)

Net increase in net assets resulting from operations	$154,761

The accompanying notes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$427,514	$476,998
Net realized gain/(loss) on investments	1,485	(2,612)
Net change in unrealized appreciation/depreciation	(274,238)	174,905

Net increase in net assets resulting from operations	154,761	649,291
Distributions from net investment income	(427,514)	(477,000)
Distributions from capital gains	—	(41,274)
Net fund share transactions (Note 4)	(1,215,800)	(512,620)

Total decrease	(1,488,553)	(381,603)
Net assets:
Beginning of year	25,951,661	26,333,264

End of year	$24,463,108	$25,951,661

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.06	$11.00	$11.23	$10.93	$10.78

Income from investment operations:
Net investment income	0.19	0.20	0.21	0.24	0.26
Net gains/(losses) on securities	(0.12)	0.08	(0.21)	0.30	0.15

Total from investment operations	0.07	0.28	0.00	0.54	0.41
Less distributions:
Distributions from net investment income	(0.19)	(0.20)	(0.21)	(0.24)	(0.26)
Distributions from capital gains	—	(0.02)	(0.02)	—	—

Total distributions	(0.19)	(0.22)	(0.23)	(0.24)	(0.26)

Net asset value, end of year	$10.94	$11.06	$11.00	$11.23	$10.93

Total return	0.60%	2.53%	(0.06)%	4.98%	3.86%
Net assets, end of year (in thousands)	$24,463	$25,952	$26,333	$24,734	$22,079
Ratio of net expenses to average net assets (a)	0.83%	0.81%	0.78%	0.78%	0.77%
Ratio of gross expenses to average net assets	0.83%	0.81%	0.78%	0.78%	0.77%
Ratio of net investment income to average net assets	1.69%	1.80%	1.87%	2.15%	2.41%
Portfolio turnover	9.79%	7.10%	10.19%	12.31%	5.15%

(a)	Percentages are after custodian reduction for which no recovery will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
40.68% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2032	Aa3	$750,000	$798,150
Bristol TN Electric Revenue	5.000	09/01/2038	AA-*	1,525,000	1,713,902
Chattanooga TN Electric Revenue	5.000	09/01/2026	AA+*/AA@	250,000	273,635
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	271,573
Clarksville TN Electric System Revenue	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,144,500
Clarksville TN Electric System Revenue	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,246,140
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2/AA-*	480,000	539,822
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2038	Aa3/AA-@	1,000,000	1,109,700
Clarksville TN Water Sewer & Gas Revenue	5.000	02/01/2033	Aa3/AA-@	500,000	561,255
Columbia TN Refunded — Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,258,620
Columbia TN Waterworks Revenue	5.000	12/01/2032	Aa3	885,000	989,280
Franklin TN Water and Sewer Revenue and Tax Authority	5.000	04/01/2024	Aaa	750,000	918,345
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	271,928
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2031	A3/AA*	740,000	781,714
Hallsdale-Powell Utility District Knox County Water & Sewer	5.000	04/01/2026	A3/AA*	1,000,000	1,066,420
Harpeth Valley TN Utilities District	5.000	09/01/2034	AA*	500,000	563,385
Harpeth Valley TN Utilities District	5.000	09/01/2040	AA*	1,000,000	1,103,000
Harpeth Valley Utilities Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,523,135
Jackson TN Energy Authority Gas System Revenue Bonds	5.000	10/01/2028	Aa2	1,000,000	1,079,770
Knox Chapman TN Utilities Refunding & Impact	4.500	01/01/2027	AA-*	1,000,000	1,116,470
Knox Chapman TN Utility District	5.000	01/01/2031	AA-*	250,000	290,628
Knox Chapman TN Utility District	5.000	01/01/2033	AA-*	250,000	288,395
Knox-Chapman TN Utility District Knox County Water and Sewer	5.250	01/01/2036	AA-*	700,000	779,345
Memphis TN Electric System Revenue	5.000	12/01/2031	Aa2/AA+*	225,000	259,884
Memphis TN Electric System Revenue	5.000	12/01/2034	Aa2/AA+*	1,250,000	1,427,338
Metropolitan Government Nashville & Davidson County TN Electric Revenue	5.000	05/15/2039	AA+*/AA+@	500,000	564,915
Metropolitan Government Nashville & Davidson County TN Electric Revenue	5.000	05/15/2033	AA+*/AA+@	500,000	578,420
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2030	Aa3/AA-*	3,250,000	3,706,918
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2033	Aa3/AA-*	575,000	648,865
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2040	Aa3/AA-*	2,265,000	2,517,049
Metropolitan Government Nashville & Davidson County TN Water & Sewer Revenue	5.000	07/01/2031	Aa3/AA-*	500,000	568,010
Metropolitan Government Nashville and Davidson County	5.000	05/15/2036	AA+*/AA+@	3,085,000	3,418,489
Metropolitan Government Nashville Davidson County Electric	5.000	05/15/2036	AA+*/AA+@	500,000	567,385
South Blount County TN UtilityDistrict Waterworks Revenue	5.000	12/01/2028	A2/AA*	1,125,000	1,264,523
Watauga River Tn Regional Water Authority Waterworks	5.000	07/01/2034	A*	500,000	549,805
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,618,424
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,311,523
White House Utility District TN Water and Sewer	5.000	01/01/2028	Aa3	1,235,000	1,299,936
White House Utility District TN Water and Sewer	5.000	01/01/2030	Aa3	2,505,000	2,627,520

					44,618,112
PREREFUNDED BONDS
15.53% of Net Assets
Clarksville TN Electric SystemRevenue Bonds	5.000	09/01/2032	Aa2	1,250,000	1,362,675
Gallatin TN Water and Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,789,174
Johnson City TN Health & Educational Facilities Escrowed	5.125	07/01/2025	AA-*	230,000	230,474
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,093,680
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	205,000	221,310
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	Aa2/AA-*	35,000	37,785
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2027	Aa2/AA*	1,195,000	1,290,540
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2028	Aa2/AA*	205,000	221,390
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	508,903
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2025	Aa2/AA*	3,000,000	3,296,670

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TN State School Board Authority Higher Educational Facilities	5.000%	05/01/2028	Aa1/AA*/AA@	$1,000,000	$1,108,300
TN State School Board Authority Higher Educational Facilities	4.750	05/01/2030	Aa1/AA*	2,750,000	2,848,093
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	570,615
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	NR	235,000	262,107
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*	1,065,000	1,188,167

					17,029,883
PUBLIC FACILITIES REVENUE BONDS
12.57% of Net Assets
Blount County TN Public Building Authority Local Government	5.000	06/01/2025	Aa2/AA-*	100,000	112,825
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,693,590
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	831,555
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	568,720
Memphis TN Refunding General Improvement	5.000	04/01/2031	Aa2/AA*	800,000	910,440
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	853,410
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2031	Aa3/AA-*	1,500,000	1,688,715
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	08/01/2038	Aa3/AA-*	755,000	834,698
Metropolitan Government Nashville & Davidson County TN Convention Center	5.000	07/01/2026	A1/A*	630,000	702,381
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2024	AA*	600,000	688,446
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2029	AA*	2,120,000	2,376,435
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	936,709
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2027	AA*	1,400,000	1,586,494

					13,784,418
HOSPITAL AND HEALTHCARE BONDS
8.71% of Net Assets
Chattanooga TN Health Educational and Housing Facilities Board	5.000	01/01/2033	A2/A*/A+@	500,000	537,835
Jackson TN Hospital RevenueJackson Madison County Hospital	5.000	04/01/2036	A1/A+*	500,000	548,060
Rutherford County TN Health &Educational Facilities Ascension Health	5.000	11/15/2040	Aa2/AA+*/AA+@	1,500,000	1,631,730
Shelby County TN Health Educational and Housing Facilities	5.000	07/01/2031	Aa1/AAA@	4,750,000	4,924,515
Shelby County TN Health Educational and Housing Facilities	5.000	05/01/2027	A1/A+*	750,000	827,430
Shelby County TN Health Educational and Housing Facilities	5.250	09/01/2027	A1/AA*	1,000,000	1,085,950

					9,555,520
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.94% of Net Assets
Franklin County TN Health & Education Facilities Board Revenue	5.000	09/01/2030	A+*	200,000	223,300
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,134,810
Metropolitan Government Nashville & Davidson County Vanderbilt University	5.000	10/01/2028	Aa2/AA*/AA+@	1,150,000	1,319,039
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	5.000	08/01/2040	A1/A+*	650,000	728,130
Shelby County TN Health Educational & Housing Facilities Board Rhodes College	5.000	08/01/2030	A1/A+*	500,000	559,070
TN State School Bond Authority	5.000	11/01/2043	Aa1/AA*/AA+@	1,000,000	1,105,800
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2037	Aa1/AA*/AA+@	250,000	283,685
TN State School Bond Authority Higher Educational Facilities	5.000	11/01/2040	Aa1/AA*/AA+@	2,000,000	2,261,940

					7,615,774
REFUNDING BONDS
5.90% of Net Assets
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	A2/AA+*/AA@	1,000,000	1,077,450
Greene County TN General Obligation—Series B	5.000	06/01/2024	A1	505,000	525,291
Manchester TN Refunding General Obligation	5.000	06/01/2038	A2/AA*	100,000	113,036
Memphis TN General Improvement	5.000	04/01/2034	Aa2/AA*	500,000	562,520
Memphis TN General Improvement	5.000	04/01/2039	Aa2/AA*	250,000	278,848
Memphis TN Refunding	5.000	04/01/2035	Aa2/AA*	250,000	280,453
Memphis TN Refunding General Impact	5.000	04/01/2030	Aa2/AA*	1,000,000	1,142,980
Pigeon Forge TN Refunding Series A	4.900	06/01/2028	Aa3/AA*	1,000,000	1,090,750
Shelby County TN Refunding Series A	5.000	03/01/2026	Aa1/AA+*/AA+@	1,200,000	1,398,432

					6,469,760

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
STATE AND LOCAL MORTGAGE/HOUSING BONDS
3.32% of Net Assets
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250%	08/20/2018	Baa2	$190,000	$190,011
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	455,000	465,169
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	40,000	41,604
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	580,000	601,576
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,175,000	1,223,857
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	610,000	644,624
TN Housing Development Agency Series 1B	5.000	07/01/2029	Aa1/AA+*	460,000	473,170

					3,640,011
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.08% of Net Assets
Memphis Shelby County TN PortAuthority Community Development	5.000	04/01/2035	Aa3/AA-*	625,000	690,919
Memphis TN Refunding and General Impact General Obligation	5.000	05/01/2036	Aa2/AA*	850,000	943,245
Springfield TN Public Improvement	4.500	03/01/2024	A1	565,000	642,558

					2,276,722
SCHOOL IMPROVEMENT BONDS
2.05% of Net Assets
Cleveland TN General Obligation	5.000	06/01/2027	Aa3/AA*	680,000	706,234
Rhea County TN	5.000	04/01/2029	A1	1,385,000	1,545,951

					2,252,185
INDUSTRIAL REVENUE BONDS
.87% of Net Assets
Industrial Development Board TN Blount County	5.000	06/01/2027	Aa3/AA*	850,000	952,816

ESCROWED TO MATURITY BONDS
0.11% of Net Assets
Johnson City TN Health & Educational Facilities Medical Center	5.000	07/01/2018	AA-*	115,000	115,304

Total Investments 98.76% of Net Assets (cost $103,447,118) (See (a) below for further explanation)					$108,310,505

Other assets in excess of liabilities 1.24%					1,361,743

Net Assets 100%					$109,672,248

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $103,447,118 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$5,108,765
Unrealized depreciation	(245,378)

Net unrealized appreciation	$4,863,387

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	108,310,505
Level 3	Significant Unobservable Inputs	—

$108,310,505

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $103,447,118)		$108,310,505
Cash		495,374
Interest receivable		1,375,478

Total assets		110,181,357
LIABILITIES:
Payable for:
Distributions to shareholders	271,057
Fund shares redeemed	126,093
Investment advisory fee	44,660
Transfer agent fee	11,541
Trustees fees	2,764
Accrued expenses	52,994

Total liabilities		509,109

NET ASSETS:
Capital		105,449,015
Accumulated net realized loss on investment transactions		(640,154)
Net unrealized appreciation in value of investments		4,863,387

Net assets at value		$109,672,248

NET ASSET VALUE, offering price and redemption price per share (9,525,218 shares outstanding; unlimited number of shares authorized; no par value)		$11.51

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$4,142,681

Expenses:
Investment advisory fee	542,544
Transfer agent fee	137,345
Custodian expense	18,650
Professional fees	24,199
Trustees fees	10,957
Other expenses	32,733

Total expenses	766,428
Custodian expense reduction	(67)

Net expenses	766,361

Net investment income	3,376,320

Realized and unrealized gain/(loss) on investments:
Net realized gain	29,899
Net change in unrealized appreciation/depreciation	(391,648)

Net realized and unrealized loss on investments	(361,749)

Net increase in net assets resulting from operations	$3,014,571

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$3,376,320	$3,330,499
Net realized gain/(loss) on investments	29,899	(249,491)
Net change in unrealized appreciation/depreciation	(391,648)	2,664,327

Net increase in net assets resulting from operations	3,014,571	5,745,335
Distributions from net investment income	(3,376,320)	(3,330,499)
Net fund share transactions (Note 4)	5,139,706	(3,216,922)

Total increase/(decrease)	4,777,957	(802,086)
Net assets:
Beginning of year	104,894,291	105,696,377

End of year	$109,672,248	$104,894,291

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$11.55	$11.27	$11.56	$11.04	$11.04

Income from investment operations:
Net investment income	0.36	0.37	0.36	0.40	0.41
Net gains/(losses) on securities	(0.04)	0.28	(0.29)	0.52	0.00	(b)

Total from investment operations	0.32	0.65	0.07	0.92	0.41
Less distributions:
Distributions from net investment income	(0.36)	(0.37)	(0.36)	(0.40)	(0.41)

Net asset value, end of year	$11.51	$11.55	$11.27	$11.56	$11.04

Total return	2.77%	5.86%	0.56%	8.44%	3.78%
Net assets, end of year (in thousands)	$109,672	$104,894	$105,696	$100,583	$91,740
Ratio of net expenses to average net assets (a)	0.70%	0.71%	0.65%	0.70%	0.69%
Ratio of gross expenses to average net assets	0.70%	0.71%	0.69%	0.70%	0.69%
Ratio of net investment income to average net assets	3.08%	3.25%	3.10%	3.50%	3.68%
Portfolio turnover	7.01%	14.44%	7.37%	8.39%	6.38%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $.01.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
17.89% of Net Assets
Memphis TN Center City Revenue Finance Corporation	5.250%	11/01/2025	Aa3/AA*	$100,000	$117,041
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2021	Aa3/AA-*	100,000	108,753
Memphis TN Center City Revenue Finance Corporation Sports Facility	4.000	02/01/2022	Aa3/AA-*	220,000	238,113
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	298,334
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2023	Aa3/AA-*	125,000	147,838
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2024	Aa3/AA-*	190,000	226,961
Metropolitan Government Nashville & Davidson County TN Sports Authority	5.250	08/01/2025	Aa3/AA-*	195,000	231,368
Metropolitan Government Nashville & Davidson County TN Convention	5.000	07/01/2015	A1/A*	125,000	125,015
Metropolitan Government Nashville & Davidson County TN Convention	3.750	07/01/2018	A1/A*	100,000	106,765
Pigeon Forge Industrial Development Board	5.000	06/01/2024	AA*	175,000	200,790
Pigeon Forge Public Facilities	5.000	06/01/2023	AA*	150,000	172,919

					1,973,897
MUNICIPAL UTILITY REVENUE BONDS
16.12% of Net Assets
Castalian Springs — Bethpage TN Waterworks	3.000	01/01/2019	A+*	260,000	268,395
Chattanooga TN Electric Revenue	5.000	09/01/2021	AA+*/AA@	400,000	440,476
Columbia TN Electric System Revenue	5.000	09/01/2021	Aa3	165,000	183,350
Cross Anchor TN Utility District	4.250	12/01/2015	AA*	65,000	65,890
Cross Anchor TN Utility District	4.250	12/01/2016	AA*	65,000	68,064
Johnson City TN Electric Revenue	4.000	05/01/2022	Aa2/AA-*	100,000	105,012
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA*	50,000	54,222
Lawrenceburg TN Refunding Water and Sewer	5.000	07/01/2015	A2	125,000	125,015
Metropolitan Government Nashville & Davidson County Water &Sewer	5.000	07/01/2026	Aa3/AA-*	100,000	116,689
Metropolitan Government Nashville & Davidson County Water &Sewer	5.250	01/01/2019	Aa2/AA*	125,000	142,453
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	A3/AA*	100,000	105,984
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	A3/AA*	100,000	102,934

					1,778,484
REFUNDING BONDS
13.11% of Net Assets
Memphis TN General Improvement	5.000	11/01/2023	Aa2/AA*	350,000	417,494
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2024	Aa2/AA*	100,000	110,529
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	Aa2/AA*	110,000	119,494
Metropolitan Government Nashville & Davidson County TN	5.000	07/01/2021	Aa2/AA*	175,000	204,047
Polk County TN Refinancing	5.000	05/01/2020	A2	150,000	161,030
Rhea County TN	3.000	04/01/2018	A1	200,000	208,444
Unicoi County TN	5.250	04/01/2019	A1/AA-*	200,000	224,924

					1,445,962
PREREFUNDED BONDS
12.31% of Net Assets
Memphis TN	5.000	04/01/2024	Aa2/AA*/AA-@	200,000	214,954
Memphis TN General Improvement	5.000	04/01/2022	Aa2/AA*/AA-@	185,000	210,791
Memphis TN General Obligation	5.000	05/01/2020	Aa2/AA*/AA-@	250,000	285,710
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2023	NR	140,000	156,593
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2017	NR	35,000	37,737
Metropolitan Government Nashville & Davidson County TN	5.000	05/15/2019	Aa2/AA*	215,000	232,189
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa2/AA*	200,000	219,778

					1,357,752
PUBLIC FACILITIES REVENUE BONDS
11.52% of Net Assets
Blount County TN Public Building Authority	4.000	06/01/2020	Aa2/AA-*	150,000	164,883
Blount County TN Public Building Authority	5.000	06/01/2021	Aa2/AA-*	175,000	198,872
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	145,000	155,446
Gallatin County Capital Outlay Notes	4.625	01/01/2019	AA+*	100,000	111,787
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	109,381

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Sevier County TN Public Building Authority	5.000%	06/01/2018	AA-*	$150,000	$165,348
Tennessee State	4.000	05/01/2021	Aaa/AA+*/AAA@	340,000	365,378

					1,271,095
SCHOOL IMPROVEMENT BONDS
10.51% of Net Assets
Gibson County Special School District	5.000	04/01/2021	AA*	250,000	291,445
Lincoln County TN	5.250	04/01/2019	Aa3	200,000	222,998
Rhea County TN	4.000	04/01/2025	A1	250,000	267,538
Robertson County TN School	4.000	06/01/2020	Aa3/AA*	250,000	268,380
Robertson County TN School and Public Improvement	4.000	06/01/2019	AA*	100,000	109,201

					1,159,562
HOSPITAL AND HEALTHCARE BONDS
6.58% of Net Assets
Shelby County Health Education	5.250	09/01/2020	A1/AA*	400,000	438,768
Shelby County TN Health Educational & Housing Facilities	4.250	09/01/2020	A-*	265,000	287,514

					726,282
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.11% of Net Assets
Franklin County TN Health & Educational Facilities	4.000	09/01/2019	A+*	350,000	385,084
Franklin County TN Health & Educational Facilities	4.000	09/01/2024	A+*	135,000	146,641
Shelby County TN Health Educational & Housing Facilities Rhodes College	5.000	08/01/2022	A1/A+*	120,000	142,019

					673,744
STATE AND LOCAL MORTGAGE/HOUSING BONDS
4.54% of Net Assets
TN Housing Development Agency- Series 1B	4.800	07/01/2024	Aa1/AA+*	150,000	153,621
TN State Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	105,000	105,010
TN State Housing Development Agency Homeownership Program	1.900	07/01/2019	Aa1/AA+*	240,000	241,757

					500,388
ESCROWED TO MATURITY BONDS
.24% of Net Assets
Claiborne County TN Public Improvement	5.000	04/01/2017	NR	25,000	26,878

Total Investments 98.93% of Net Assets (cost $10,710,484) (See (a) below for further explanation)					$10,914,044

Other assets in excess of liabilities 1.07%					119,428

Net Assets 100%					$11,033,472

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $10,710,484 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$226,574
Unrealized depreciation	(23,014)

Net unrealized appreciation	$203,560

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,914,044
Level 3	Significant Unobservable Inputs	—

$10,914,044

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $10,710,484)		$10,914,044
Cash		9,016
Interest receivable		129,382

Total assets		11,052,442
LIABILITIES:
Payable for:
Distributions to shareholders	2,625
Fund shares redeemed	2,253
Investment advisory fee	4,953
Transfer agent fee	1,494
Trustees fees	845
Accrued expenses	6,800

Total liabilities		18,970

NET ASSETS:
Capital		11,087,442
Accumulated net realized loss on investment transactions		(257,530)
Net unrealized appreciation in value of investments		203,560

Net assets at value		$11,033,472

NET ASSET VALUE, offering price and redemption price per share (1,027,378 shares outstanding; unlimited number of shares authorized; no par value)		$10.74

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$270,962

Expenses:
Investment advisory fee	54,559
Transfer agent fee	16,368
Custodian expense	8,533
Professional fees	2,397
Trustees fees	2,287
Other expenses	8,142

Total expenses	92,286
Custodian expense reduction	(7)

Net expenses	92,279

Net investment income	178,683

Realized and unrealized gain/(loss) on investments:
Net realized gain	485
Net change in unrealized appreciation/depreciation	(78,224)

Net realized and unrealized loss on investments	(77,739)

Net increase in net assets resulting from operations	$100,944

The accompanying notes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$178,683	$191,050
Net realized gain/(loss) on investments	485	(17,213)
Net change in unrealized appreciation/depreciation	(78,224)	80,111

Net increase in net assets resulting from operations	100,944	253,948
Distributions from net investment income	(178,683)	(191,050)
Net Fund share transactions (Note 4)	326,636	(299,017)

Total increase/(decrease)	248,897	(236,119)
Net assets:
Beginning of year	10,784,575	11,020,694

End of year	$11,033,472	$10,784,575

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.81	$10.75	$11.01	$10.85	$10.82

Income from investment operations:
Net investment income	0.18	0.19	0.20	0.24	0.26
Net gains/(losses) on securities both realized and unrealized	(0.07)	0.06	(0.26)	0.16	0.03

Total from investment operations	0.11	0.25	(0.06)	0.40	0.29
Less distributions:
Distributions from net investment income	(0.18)	(0.19)	(0.20)	(0.24)	(0.26)

Net asset value, end of year	$10.74	$10.81	$10.75	$11.01	$10.85

Total return	0.99%	2.36%	(0.53)%	3.74%	2.72%
Net assets, end of year (in thousands)	$11,033	$10,785	$11,021	$12,026	$9,889
Ratio of net expenses to average net assets (a)	0.85%	0.86%	0.86%	0.87%	0.80%
Ratio of gross expenses to average net assets	0.85%	0.86%	0.86%	0.87%	0.82%
Ratio of net investment income to average net assets	1.64%	1.78%	1.86%	2.21%	2.40%
Portfolio turnover	14.32%	11.38%	20.56%	1.86%	18.32%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL FARM CREDIT
55.16% of Net Assets
Federal Farm Credit Bank	5.250%	10/25/2022	Aaa/AA+*/AAA@	$1,500,000	$1,815,718
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	434,041
Federal Farm Credit Bank	5.840	07/20/2022	Aaa/AA+*/AAA@	2,650,000	3,241,430
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,380,700
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,358,800
Federal Farm Credit Bank	2.980	08/21/2026	Aaa/AA+*/AAA@	100,000	98,414

					10,329,103
FEDERAL HOME LOAN BANK
34.90% of Net Assets
Federal Home Loan Bank	3.250	06/09/2023	Aaa/AA+*	250,000	262,874
Federal Home Loan Bank	5.365	09/09/2024	Aaa/AA+*	1,750,000	2,113,524
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,158,767
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	584,584
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,416,844

					6,536,593
FEDERAL NATIONAL MORTGAGE ASSOCIATION
6.72% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,258,925

Total Investments 96.78% of Net Assets (cost $17,135,961) (See (a) below for further explanation)					$18,124,621

Other liabilities in excess of assets 3.22%					603,256

Net Assets 100%					$18,727,877

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
#	Bond ratings unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $17,135,961 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$990,182
Unrealized depreciation	(1,522)

Net unrealized appreciation	$988,660

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	18,124,621
Level 3	Significant Unobservable Inputs	—

$18,124,621

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $17,135,961)		$18,124,621
Cash		456,616
Interest receivable		181,095

Total assets		18,762,332
LIABILITIES:
Payable for:
Distributions to shareholders	8,427
Fund shares redeemed	1,381
Investment advisory fee	3,323
Transfer agent fee	4,913
Accrued expenses	16,411

Total liabilities		34,455

NET ASSETS:
Capital		18,023,123
Accumulated net realized loss on investment transactions		(283,906)
Net unrealized appreciation in value of investments		988,660

Net assets at value		$18,727,877

NET ASSET VALUE, offering price and redemption price per share (1,819,250 shares outstanding; unlimited number of shares authorized; no par value)		$10.29

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$643,603

Expenses:
Investment advisory fee	42,197
Transfer agent fee	31,314
Custodian expense	9,560
Professional fees	9,715
Trustees fees	2,150
Other expenses	13,502

Total expenses	108,438
Custodian expense reduction	(13)

Net expenses	108,425

Net investment income	535,178

Realized and unrealized gain/(loss) on investments:
Net realized loss	(22,908)
Net change in unrealized appreciation/depreciation	130,410

Net realized and unrealized gain on investments	107,502

Net increase in net assets resulting from operations	$642,680

The accompanying notes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$535,178	$610,861
Net realized loss on investments	(22,908)	(225,335)
Net change in unrealized appreciation/depreciation	130,410	587,581

Net increase in net assets resulting from operations	642,680	973,107
Distributions from net investment income	(535,178)	(611,046)
Net Fund share transactions (Note 4)	(2,603,197)	(2,533,805)

Total decrease	(2,495,695)	(2,171,744)
Net assets:
Beginning of year	21,223,572	23,395,316

End of year	$18,727,877	$21,223,572

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$10.25	$10.05	$10.58	$9.96	$10.24

Income from investment operations:
Net investment income	0.26	0.28	0.30	0.34	0.35
Net gains/(losses) on securities	0.04	0.20	(0.53)	0.62	(0.28)

Total from investment operations	0.30	0.48	(0.23)	0.96	0.07
Less distributions:
Distributions from net investment income	(0.26)	(0.28)	(0.30)	(0.34)	(0.35)

Net asset value, end of year	$10.29	$10.25	$10.05	$10.58	$9.96

Total return	2.96%	4.89%	(2.34)%	9.72%	0.71%
Net assets, end of year (in thousands)	$18,728	$21,224	$23,395	$25,830	$25,004
Ratio of net expenses to average net assets (a)	0.51%	0.56%	0.48%	0.52%	0.46%
Ratio of gross expenses to average net assets	0.51%	0.56%	0.54%	0.52%	0.46%
Ratio of net investment income to average net assets	2.54%	2.81%	2.77%	3.25%	3.48%
Portfolio turnover	2.44%	15.33%	16.02%	8.94%	72.86%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
32.92% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800%	06/01/2030	Aa2/AA+*	$250,000	$289,548
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	172,560
Franklin County OH Convention Facilities Authority BABS	6.640	12/01/2042	Aa2/AA*	130,000	159,600
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	581,575
Metropolitan Government Nashville & Davidson County TN Convention Build America	7.431	07/01/2043	A1/A*	285,000	365,609
Metropolitan Government Nashville & Davidson County TN	6.731	07/01/2043	Aa3/A*	125,000	155,218
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	854,115
Pompano Beach FL Certificates of Participation	5.579	01/01/2040	A1/AA-*	225,000	230,483
Rhode Island Convention Center	6.060	05/15/2035	Aa3/AA*/AA-@	70,000	78,329
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	833,994

					3,721,031
MUNICIPAL UTILITY REVENUE BONDS
27.05% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA*	500,000	561,790
Davie FL Water & Sewer Revenue Build America	6.849	10/01/2040	Aa3/AA*	40,000	46,919
FL State Utility Revenue	6.548	10/01/2040	A2	60,000	67,204
Heber UT Light & Power Build America	7.000	12/15/2030	A2/A+@	500,000	552,260
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa3/AA-*	200,000	254,840
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	377,532
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA*	500,000	537,855
West Knox Utilities District Knox County TN Water and Sewer	6.900	06/01/2040	AA+*	400,000	486,488
Williamsport PA Municipal Water Authority Build America	6.100	01/01/2040	A2/AA*	60,000	61,890
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,345

					3,058,123
SCHOOL IMPROVEMENT BONDS
14.17% of Net Assets
Armstrong School District PA Build America	7.000	03/15/2041	AA*	750,000	845,408
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	469,932
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa3/A+*	250,000	285,768

					1,601,108
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
10.89% of Net Assets
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AAA*	40,000	41,283
KY State Property & Buildings Build America	5.921	11/01/2030	Aa3/A+*/A+@	250,000	284,845
Lincoln AL Build America Recovery Zone	6.800	06/01/2040	AA*	500,000	554,170
Scottsboro AL Build America Bonds	6.400	11/01/2040	A2/AA*	250,000	275,028
Utah County UT Excise Tax Revenue	7.130	12/01/2039	AA-*	65,000	75,390

					1,230,716
TURNPIKES/TOLLROAD/HIGHWAY BONDS
5.21% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800	07/01/2039	Aa3/AA-*/AA-@	300,000	340,515
Washoe County NV Highway Revenue	7.969	02/01/2040	A1/A+*	200,000	247,870

					588,385
HOSPITAL AND HEALTHCARE BONDS
2.48% of Net Assets
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA*	250,000	279,940

MARINA/PORT AUTHORITY BONDS
2.21% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa3/AA*	200,000	250,224

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

June 30, 2015

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.12% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746%	05/15/2042	Aa2/AA-*	$100,000	$127,054

Total Investments 96.05% of Net Assets (cost $9,692,425) (See (a) below for further explanation)					$10,856,581

Other assets in excess of liabilities 3.95%					445,966

Net Assets 100%					$11,302,547

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated
#	Bond ratings are unaudited and not covered by Report of Independent Registered Public Accounting Firm.

(a)	Cost for federal income tax purposes is $9,692,425 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,200,201
Unrealized depreciation	(36,045)

Net unrealized appreciation	$1,164,156

Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	10,856,581
Level 3	Significant Unobservable Inputs	—

$10,856,581

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015

ASSETS:
Investments in securities, at fair value (Cost: $9,692,425)		$10,856,581
Cash		1,625,477
Interest receivable		127,757

Total assets		12,609,815
LIABILITIES:
Payable for:
Distributions to shareholders	18,690
Fund shares redeemed	1,275,095
Investment advisory fee	5,159
Transfer agent fee	1,500
Trustees fees	730
Accrued expenses	6,094

Total liabilities		1,307,268

NET ASSETS:
Capital		10,165,260
Accumulated net realized loss on investment transactions		(26,869)
Net unrealized appreciation in value of investments		1,164,156

Net assets at value		$11,302,547

NET ASSET VALUE, offering price and redemption price per share (1,073,626 shares outstanding; unlimited number of shares authorized; no par value)		$10.53

STATEMENT OF OPERATIONS

For the year ended June 30, 2015

Net investment income:
Interest income	$708,854

Expenses:
Investment advisory fee	62,955
Transfer agent fee	18,886
Custodian expense	7,490
Professional fees	4,000
Trustees fees	7,555
Pricing	1,919
Other expenses	2,147

Total expenses	104,952
Custodian expense reduction	(8)

Net expenses	104,944

Net investment income	603,910

Realized and unrealized gain/(loss) on investments:
Net realized gain	10,924
Net change in unrealized appreciation/depreciation	(65,832)

Net realized and unrealized loss on investments	(54,908)

Net increase in net assets resulting from operations	$549,002

The accompanying notes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF CHANGES IN NET ASSETS

For the years ended June 30, 2015 and 2014

	2015	2014
Operations:
Net investment income	$603,910	$665,743
Net realized gain/(loss) on investments	10,924	(37,793)
Net change in unrealized appreciation/depreciation	(65,832)	152,052

Net increase in net assets resulting from operations	549,002	780,002
Distributions from net investment income	(603,910)	(666,273)
Distributions from capital gains	—	(69,960)
Net Fund share transactions (Note 4)	(1,011,672)	(3,680,930)

Total decrease	(1,066,580)	(3,637,161)
Net assets:
Beginning of year	12,369,127	16,006,288

End of year	$11,302,547	$12,369,127

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	For the years ended June 30,				For the period ended June 30, 2011*
	2015	2014	2013	2012
Net asset value, beginning of period	$10.57	$10.45	$10.82	$9.65	$10.00

Income from investment operations:
Net investment income	0.52	0.51	0.51	0.52	0.34
Net gains/(losses) on securities	(0.04)	0.18	(0.36)	1.17	(0.35)

Total from investment operations	0.48	0.69	0.15	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.52)	(0.51)	(0.51)	(0.52)	(0.34)
Distributions from capital gains	—	(0.06)	(0.01)	—	—

Total distributions	(0.52)	(0.57)	(0.52)	(0.52)	(0.34)

Net asset value, end of period	$10.53	$10.57	$10.45	$10.82	$9.65

Total return	4.49%	6.90%	1.35%	17.77%	0.04%	(b)
Net assets, end of period (in thousands)	$11,303	$12,369	$16,006	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.83%	0.89%	0.83%	0.85%	0.49%	(c)
Ratio of gross expenses to average net assets	0.83%	0.89%	0.83%	0.86%	0.50%	(c)
Ratio of net investment income to average net assets	4.80%	4.95%	4.71%	4.95%	3.71%	(c)
Portfolio turnover	8.45%	9.71%	9.57%	0.00%	89.93%	(b)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Not annualized
(c)	Annualized
*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in their respective states of Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

A.	Security Valuation

Securities held by the Intermediate Government Bond Series are valued using market quotations as provided by an independent pricing service. Securities held by the nine municipal bond funds are valued as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. These procedures involve the use of matrix pricing models which take into consideration price quotations or appraisals for these securities, yield, stability, risk, quality, coupon rate, maturity, type of issue, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board’s Valuation committee. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 820, “Fair Value Measurements and Disclosures”. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

A.	Organization and Significant Accounting Policies, continued

identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are described as follows:

Level 1:	Quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The aggregate value by input level, as of June 30, 2015, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments. The Funds recognize transfers at the end of the reporting period. There were no transfers in and out of level 1, 2 or 3 during the year ended June 30, 2015.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Funds until the security is delivered and payment takes place. At the time the Funds enter this type of transaction, they are required to segregate cash or other liquid assets equal to the value of the securities purchased.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2015. Therefore, no federal income tax provision is required. Management of the Funds has concluded that there are no uncertain tax provisions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns for the last three years.

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

F.	Distributions, continued:

Distributions are payable:

Monthly for:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly for:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after June 30, 2015 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, Dupree & Company, Inc. (the Adviser) is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements, the Funds (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and 750,000,000; and .30 of 1% of the average daily net assets between $750,000,001 and 1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,000. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1% of average daily net assets.

The Adviser may voluntarily waive investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses. The Adviser will not seek to recoup any waived fees or other operating expenses it has assumed.

For the year ended June 30, 2015, fees voluntarily waived by the Adviser were as follows:

Fees waived by Adviser
Alabama Tax-Free Income Series	$19,345
Mississippi Tax-Free Income Series	19,345

In addition, each Fund has entered into a Shareholder Service Agreement with Dupree & Company, Inc, the Funds’ transfer agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 of average net assets and .12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

3.	Purchases and Sales of Securities

During the year ended June 30, 2015, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each of the Funds were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$4,769,995	$2,414,555
Kentucky Tax-Free Income Series	117,225,179	76,280,140
Kentucky Tax-Free Short-to-Medium Series	16,157,140	15,881,326
Mississippi Tax-Free Income Series	1,375,133	696,311
North Carolina Tax-Free Income Series	30,906,249	5,005,000
North Carolina Tax-Free Short-to-Medium Series	2,455,453	3,176,996
Tennessee Tax-Free Income Series	12,649,603	7,600,330
Tennessee Tax-Free Short-to-Medium Series	2,237,008	1,532,430
Intermediate Government Bond Series	499,875	3,137,400
Taxable Municipal Bond Series	1,024,893	2,294,452

4.	Capital Shares

As of June 30, 2015 and 2014, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	348,252	$4,338,373	258,629	$3,134,098
Shares reinvested	32,772	409,254	34,093	411,607
Shares redeemed	(213,988)	(2,673,213)	(403,963)	(4,832,353)
Net increase/(decrease)	167,036	$2,074,414	(111,241)	$(1,286,648)

KENTUCKY TAX-FREE INCOME SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	11,235,815	$89,064,324	13,658,486	$105,555,777
Shares reinvested	2,409,836	19,091,862	2,500,483	19,401,429
Shares redeemed	(10,054,449)	(79,704,854)	(15,789,272)	(121,949,686)
Net increase	3,591,202	$28,451,332	369,697	$3,007,520

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,001,267	$16,255,332	2,902,355	$15,783,732
Shares reinvested	207,625	1,123,674	228,221	1,241,316
Shares redeemed	(3,359,239)	(18,194,879)	(4,488,362)	(24,399,135)
Net decrease	(150,347)	$(815,873)	(1,357,786)	$(7,374,087)

MISSISSIPPI TAX-FREE INCOME SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	100,220	$1,222,632	195,841	$2,282,910
Shares reinvested	9,388	114,056	9,891	115,460
Shares redeemed	(77,047)	(935,063)	(44,493)	(513,359)
Net increase	32,561	$401,625	161,239	$1,885,011

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE INCOME SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,088,138	$36,022,454	1,577,580	$17,874,045
Shares reinvested	184,173	2,145,388	177,476	2,004,393
Shares redeemed	(1,109,825)	(12,907,072)	(1,597,868)	(17,894,940)
Net increase	2,162,486	$25,260,770	157,188	$1,983,498

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	255,618	$2,817,986	314,867	$3,469,484
Shares reinvested	30,368	334,675	37,003	408,034
Shares redeemed	(396,396)	(4,368,461)	(398,436)	(4,390,138)
Net decrease	(110,410)	$(1,215,800)	(46,566)	$(512,620)

TENNESSEE TAX-FREE INCOME SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	1,037,008	$12,075,002	1,285,067	$14,453,598
Shares reinvested	198,391	2,311,270	194,059	2,196,993
Shares redeemed	(793,632)	(9,246,566)	(1,772,826)	(19,867,513)
Net increase/(decrease)	441,767	$5,139,706	(293,700)	$(3,216,922)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	73,983	$801,525	170,445	$1,830,178
Shares reinvested	13,478	145,797	14,083	151,789
Shares redeemed	(57,469)	(620,686)	(212,057)	(2,280,984)
Net increase/(decrease)	29,992	$326,636	(27,529)	$(299,017)

INTERMEDIATE GOVERNMENT BOND SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	92,710	$966,480	106,142	$1,065,074
Shares reinvested	41,002	426,297	47,742	478,925
Shares redeemed	(385,931)	(3,995,974)	(409,352)	(4,077,804)
Net decrease	(252,219)	$(2,603,197)	(255,468)	$(2,533,805)

TAXABLE MUNICIPAL BOND SERIES	Year Ended June 30, 2015		Year Ended June 30, 2014
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	109,450	$1,178,580	68,253	$699,581
Shares reinvested	35,388	381,058	38,542	397,494
Shares redeemed	(241,897)	(2,571,310)	(467,564)	(4,778,005)
Net decrease	(97,059)	$(1,011,672)	(360,769)	$(3,680,930)

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

5.	Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their states’ respective municipal securities than a fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2015, the Funds’ capital loss carry-forwards expire as follows:

					No Expiration
	2016	2017	2018	2019	Long-term	Short-term	Total
Alabama Tax Free Income Series	$—	$—	$—	$—	$—	$43,422	$43,422
Kentucky Tax-Free Short-to-Medium Series	227,932	223,976	—	—	—	—	451,908
North Carolina Tax-Free Income Series	—	—	—	—	—	566,595	566,595
North Carolina Tax-Free Short-to-Medium Series	—	—	—	—	1,526	—	1,526
Tennessee Tax-Free Income Series	—	—	371,142	—	—	269,012	640,154
Tennessee Tax-Free Short-to-Medium Series	23,418	—	—	—	234,112		257,530
Intermediate Government Bond Series	—	—	—	—	140,615	120,261	260,876
Taxable Municipal Bond Series	—	—	—	—	—	14,680	14,680

During the year ended June 30, 2015, the following Funds utilized capital loss carry-forwards as follows:

Amount
Kentucky Tax-Free Short-to-Medium Series	$30,005
Mississippi Tax-Free Income Series	7,068
Tennessee Tax-Free Income Series	29,862

During the year ended June 30, 2015 the following funds had losses expire:

Amount
Kentucky Tax-Free Short-to-Medium Series	$173,224
Tennessee Tax-Free Short-to-Medium Series	25,194
Intermediate Government Bond Series	21,143

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The following Funds incurred and will elect to defer net capital losses during the fiscal year 2015 as follows:

Post-October Losses
Intermediate Government Bond Series	$(23,028)
Taxable Municipal Bond Series	(12,189)

At June 30, 2015, the effect of permanent book to tax differences resulted in increases and decreases to the components of net assets as follows:

During the year ended June 30, 2015, as a result of permanent book to tax differences the Funds’ incurred differences that affected undistributed (accumulated) net investment income (loss), accumulated net realized gain (loss) on investments and aggregate paid in capital by the amounts in the table below. The differences are primarily due to expiration of capital loss carryforwards and the reclass market discount securities upon disposition. Net assets were not affected by these reclassifications.

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

6.	Federal Income Taxes, continued

	Accumulated Net Realized Gain/Loss	Paid in Capital
Kentucky Tax-Free Income Series	$182	$(182)
Kentucky Tax-Free Short-to-Medium Series	173,224	(173,224)
North Carolina Tax-Free Income Series	1,615	(1,615)
Tennessee Tax-Free Short-to-Medium Series	25,194	(25,194)
Intermediate Government Bond Series	21,143	(21,143)

The tax character of distributions paid for the years ended June 30, 2015 and 2014 were as follows:

	2015			2014
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$825,972	$—	$—	$776,616	$—	$29,276
Kentucky Tax-Free Income Series	32,463,029	—	402,816	32,479,238	—	1,302,574
Kentucky Tax-Free Short-to-Medium Series	1,726,545	—	—	1,803,910	—	—
Mississippi Tax-Free Income Series	337,157	—	—	294,715	—	9,925
North Carolina Tax-Free Income Series	3,362,896	—	—	2,991,028	—	112,821
North Carolina Tax-Free Short-to-Medium Series	427,514	—	—	477,000	—	41,274
Tennessee Tax-Free Income Series	3,376,320	—	—	3,330,499	—	—
Tennessee Tax-Free Short-to-Medium Series	178,683	—	—	191,049	—	—
Intermediate Government Bond Series	—	535,178	—	—	611,046	—
Taxable Municipal Bond Series	—	603,910	—	—	666,273	69,960

At June 30, 2015, the Fund’s components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$105,643	$—	$1,150,438
Kentucky Tax-Free Income	—	3,237,741	193,248	48,292,581
Kentucky Tax-Free Short-to-Medium	—	52,818	—	1,728,087
Mississippi Tax-Free Income	—	56,131	2,935	459,162
North Carolina Tax-Free Income	—	307,738	—	4,303,480
North Carolina Tax-Free Short-to-Medium	—	6,719	—	485,770
Tennessee Tax-Free Income	—	271,057	—	4,863,387
Tennessee Tax-Free Short-to-Medium	—	2,625	—	203,560
Intermediate Government Bond	8,427	—	—	988,660
Taxable Municipal Bond Series	18,690	—	—	1,164,156

DUPREE MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2015

6.	Federal Income Taxes, continued

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Earnings/ (Deficit)
Alabama Tax-Free Income	$(43,422)	$(105,643)	$1,107,016
Kentucky Tax-Free Income		(3,237,741)	48,485,829
Kentucky Tax-Free Short-to-Medium	(451,909)	(52,818)	1,276,178
Mississippi Tax-Free Income	—	(56,193)	462,035
North Carolina Tax-Free Income	(566,595)	(307,738)	3,736,885
North Carolina Tax-Free Short-to-Medium	(1,526)	(6,719)	484,244
Tennessee Tax-Free Income	(640,154)	(271,057)	4,223,233
Tennessee Tax-Free Short-to-Medium	(257,530)	(2,625)	(53,970)
Intermediate Government Bond	(283,906)	(8,427)	704,754
Taxable Municipal Bond Series	(26,869)	(18,690)	1,137,287

7.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which may provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve predicting future claims that may be made against the Funds, if any. However, based on experience, the Funds believe the risk of loss is remote.

8.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on a committed line of credit. The principal amounts borrowed are due on demand. The agreement expires on August 31, 2015, but may be renewed annually. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated.

At June 30, 2015, the Funds had an aggregate unused line of credit amount of $25,000,000. During the year ended June 30, 2015, the average interest rate on borrowings was 3.25% and the daily weighted average borrowings for each Fund with borrowings were as follows:

Weighted average borrowings
Alabama Tax-Free Income Series	$7,595
Kentucky Tax Free Income Series	79,030
Kentucky Tax-Free Short-to-Medium Series	21,784
Mississippi Tax-Free Income Series	41
North Carolina Tax-Free Income Series	685
North Carolina Tax-Free Short-to-Medium Series	3,496
Tennessee Tax-Free Income Series	7,986
Tennessee Tax-Free Short-to-Medium Series	233
Taxable Municipal Bond Series	2,668
Intermediate Government Bond Series	197

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s expenses. During the year, these credits reduced each of the Fund’s expenses by the amount shown on the Statement of Operations as “Custodian expense reduction.”

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Dupree Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Dupree Mutual Funds (comprising the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series, and Taxable Municipal Bond Series) (collectively, the “Funds”) as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Dupree Mutual Funds at June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 25, 2015

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2015

Trustee and officer information

The following table sets forth information as to the Trustees and officers:

Name, Address and Age	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in publicly traded companies
Officers:
Thomas P. Dupree Sr. 125 South Mill Street Lexington, KY 40507 Age: 84	President	Annual Term; 36 years of service	Chairman of the Board of Dupree & Company, Inc.	N/A	N/A
Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 64	Compliance Officer	Annual Term;11 years of service	Attorney at Law, Darsie & Elste. Anstruther Farm, beef cattle farming	N/A	N/A
Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 52	Executive Vice President	Annual Term; 10 years of service	President, Dupree & Company, Inc.	N/A	N/A
Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 54	Vice President, Secretary, Treasurer	Annual Term; 17 years of service as Vice President, 15 years of service as Secretary, Treasurer	Vice President, Secretary, Treasurer of Dupree & Company, Inc.	N/A	N/A
Trustees:
William A. Combs, Jr. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 75	Chairman, Trustee	Annual Term; 14 years of service as Chairman; 26 years of service as Trustee	Officer, Director: Mercedes-Benz of Cincinnati, Ohio; Mercedes-Benz of West Chester, Ohio	10	N/A
James C. Baughman, Jr. 1999 Richmond Road Suite 2A Lexington, KY 40502 Age: 52	Trustee Chair, Audit Committee	Annual Term 8 Years of Service	President, CJN Advisors, LLC (2013 – present; business consulting); President, Blue Horse Entries, LLC (2014 to present; online business support services for equestrian events); Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (1998-2013; executive office space rental)	10	Advisory Board, Community Trust Bank
C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 71	Trustee Chair, Nominating Committee	Annual Term; 13 years of service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A
Ann Rosenstein Giles 343 Waller Avenue Suite 100 Lexington, KY 40504 Age: 63	Trustee Chair, Valuation Committee	Annual Term; 4 years of service	AJ Marketing Partners (self-employed marketing consultant)	10	N/A
Marc A. Mathews 2104 Lakeside Drive Lexington, KY 40502 Age: 57	Trustee	Annual Term; 4 years of service	Vice President for Finance and Business, Transylvania University	10	Director, Bank of the Bluegrass

As of June 30, 2015, none of the Trustees or members of their immediate family held any beneficial interest in the Trust’s Investment Adviser. Further, the Trust does not have an underwriter.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2015

Trustee and officer information, continued

The Statement of Additional Information (“SAI”) includes additional information about Trustees and officers and is available upon request without charge. Please call (800) 866-0614 to request the SAI.

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s website at http://www.sec.gov. For the year ending June 30, 2015, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files with the Securities and Exchange Commission a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the commission’s website and (ii) will be made available to shareholders upon request by calling (800) 866-0614. Information on the operation of the S.E.C.’s Public Reference Room may be obtained by calling 1-800-SEC-0300.

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2015

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur transaction costs including investment advisory fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses which is not the Funds’ actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Net Expense Ratio Annualized June 30, 2015	Beginning Account Value January 1, 2015*	Ending Account Value June 30, 2015**	Expenses Paid During the Six Months Ended June 30, 2015
Alabama Tax-Free Income Series
Actual	.71%	$1,000.00	$999.10	$3.48
Hypothetical	.71	1,000.00	1,024.79	3.52
Kentucky Tax-Free Income Series
Actual	.55	1,000.00	999.85	2.70
Hypothetical	.55	1,000.00	1,024.79	2.74
Kentucky Tax-Free Short-to-Medium Series
Actual	.73	1,000.00	999.70	3.57
Hypothetical	.73	1,000.00	1,024.79	3.61
Mississippi Tax-Free Income Series
Actual	.69	1,000.00	999.70	3.36
Hypothetical	.69	1,000.00	1,024.79	3.40
North Carolina Tax-Free Income Series
Actual	.71	1,000.00	998.81	3.45
Hypothetical	.71	1,000.00	1,024.79	3.50
North Carolina Tax-Free Short-to-Medium Series
Actual	.83	1,000.00	1,000.94	4.10
Hypothetical	.83	1,000.00	1,024.79	4.15
Tennessee Tax-Free Income Series
Actual	.70	1,000.00	998.12	3.42
Hypothetical	.70	1,000.00	1,024.79	3.47
Tennessee Tax-Free Short-to-Medium Series
Actual	.85	1,000.00	1,001.19	4.14
Hypothetical	.85	1,000.00	1,024.79	4.18

DUPREE MUTUAL FUNDS

OTHER UNAUDITED INFORMATION

June 30, 2015

Schedule of Shareholder Expenses, continued

	Net Expense Ratio Annualized June 30, 2015	Beginning Account Value January 1, 2015*	Ending Account Value June 30, 2015**	Expenses Paid During the Six Months Ended June 30, 2015
Intermediate Government Bond Series
Actual	.51%	$1,000.00	$1,001.79	$2.53
Hypothetical	.51	1,000.00	1,024.79	2.56
Taxable Municipal Bond Series
Actual	.83	1,000.00	995.54	4.06
Hypothetical	.83	1,000.00	1,024.79	4.12

*	The example is based on an investment of $1,000 invested at the beginning of the period.
**	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by [181/365] (to reflect one-half year period).

Item 2. Code of Ethics: The registrant has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions. There have been no waivers from the Code of Ethics during the reporting period. The Registrant’s Code of Ethics is posted on its web site at http://www.dupree-funds.com. A copy of the Code of Ethics will be provided to any person free of charge upon request by telephoning or writing the Registrant.

Item 3. Audit Committee Financial Expert: The board does not have a financial expert serving on the audit committee. The registrant’s audit committee is comprised of all Trustees all of who are non-interested and independent. The audit committee believes that the collective experience and expertise of the members in assessing the performance of companies and the evaluation of financial statements is sufficient to assess the issues which can reasonably be expected to be raised by the Trust’s financial statements.

Item 4. Principal Accountant Fees and Services:

(a) Audit Fees. Fees for audit services provided to the Registrant were $133,800 and $129,900 for the fiscal years ended June 30, 2015 and 2014, respectively.

(b) Audit Related Fees. There were no fees for audit related-services that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item.

(c) Tax Fees. Fees for tax services, which consisted of income and excise tax compliance services, were $38,300 and $37,200 for the fiscal years ended June 30, 2015 and 2014, respectively

(d) All Other Fees. Fees for all other services, which for fiscal year ended June 30, 2015 totaled $36,300 and consisted of examination of transfer agent ($10,000); Anti-Money Laundering Advisory services ($7,700); Internal control agreed upon procedures ($10,200) and Review of Semi-Annual report ($8,400) and for fiscal year ended June 30, 2014 totaled $35,300 and consisted of review of Transfer Agent (9,700); Anti-Money Laundering services ($7,500); Internal control agreed upon procedures ($9,900); and Review of Semi-Annual report ($8,200).

(e)(1) (2) The Registrant’s Audit Committee must pre-approve all audit services and non-audit services that the principal accountant provides to the Registrant. The Audit committee must also pre-approve any engagement of the principal accountant to provide non-audit services to the Registrant’s investment adviser, or any affiliate of the adviser that provides ongoing services to the Registrant, if such non-audit services directly impact the Registrant’s operations and financial reporting.

(f) The Registrant has been advised by the Principal Accountant that no persons other than full time permanent employees have been engaged to audit the Registrant’s Financial Statements for the fiscal year ended June 30, 2015.

(g) The aggregate non audit fees billed by the Registrant’s Accountant to the Registrant’s Investment Adviser were $11,000 and $9,000 for the fiscal years ended June 30, 2015 and 2014 respectively.

(h) Services were pre-approved by the Registrant’s Audit Committee.

Item 5. Not applicable.

Item 6. Included as part of item 1.

Item 7. Not applicable

Item 8. Not applicable.

Item 9. Not applicable

Item 10. There have been no changes to the procedures by which shareholders may recommend nominees to the board of trustees nominating committee.

Item 11. Controls and Procedures:

On August 25, 2015 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-CSR is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on August 25, 2015 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the disclosure controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the fourth quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

Item 12. Exhibits

(a)

(1) Not applicable

(2) Certifications

(3) Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date: August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Thomas P. Dupree, Sr., President /s/

Date: August 25, 2015

By: Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date: August 25, 2015